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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semiannual filing for 11 of its series, Evergreen VA Core Bond Fund, Evergreen VA Growth and Income Fund, Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Evergreen VA Special Values Fund, Evergreen VA Strategic Income Fund, for the year ended June 30, 2004. These 11] series have a December 31, 2004 fiscal year end.

Date of reporting period: 06/30/2004

Item 1 - Reports to Stockholders.

Evergreen VA Core Bond Fund

Evergreen VA Core Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Core Bond Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	0.00%	-0.10%

Average annual return

1 year	0.13%	-0.12%

Since portfolio inception	4.36%	4.12%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Core Bond Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004 and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1		2003	2002[1]
Net asset value, beginning of period	$10.15	$10.23	$10.00
Income from investment operations
Net investment income	0.18	0.36	0.16
Net realized and unrealized gains or losses on securities	-0.18	0.03	0.29
Total from investment operations	0	0.39	0.45
Distributions to shareholders from
Net investment income	0	-0.44	-0.15
Net realized gains	0	-0.02	-0.07
Tax basis return of capital	0	-0.01	0
Total distributions to shareholders	0	-0.47	-0.22
Net asset value, end of period	$10.15	$10.15	$10.23
Total return[2]	0%	3.86%	4.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,015	$1,015	$1,024
Ratios to average net assets
Expenses[3]	0.60%[4]	0.62%	0.65%[4]
Net investment income	3.47%[4]	3.45%	3.70%[4]
Portfolio turnover rate	127%	153%	178%

[1]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[2]   Total return does not reflect charges attributable to your insurance company's separate account.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003	2002[1]
Net asset value, beginning of period	$10.16	$10.23	$10.00
Income from investment operations
Net investment income	0.15	0.34	0.15
Net realized and unrealized gains or losses on securities	-0.16	0.03	0.29
Total from investment operations	-0.01	0.37	0.44
Distributions to shareholders from
Net investment income	0	-0.41	-0.14
Net realized gains	0	-0.02	-0.07
Tax basis return of capital	0	-0.01	0
Total distributions to shareholders	0	-0.44	-0.21
Net asset value, end of period	$10.15	$10.16	$10.23
Total return[2]	-0.10%	3.61%	4.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,885	$21,835	$20,499
Ratios to average net assets
Expenses[3]	0.85%[4]	0.87%	0.90%[4]
Net investment income	3.22%[4]	3.17%	3.47%[4]
Portfolio turnover rate	127%	153%	178%

[1]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[2]   Total return does not reflect charges attributable to your insurance company's separate account.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 3.5%
Detroit Edison Securitization, Ser. 2001-1, Class A6, 6.62%, 03/01/2016	$ 175,000	$ 192,783
Master Asset Backed Securities Trust, Ser. 2003-WMC2, Class A3A, FRN, 1.25%, 03/25/2020	105,032	105,104
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	200,000	207,117
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	174,341	180,962
SLMA, Ser. 2003-7, Class A2, 1.55%, 09/16/2013	220,000	220,253
Total Asset-Backed Securities (cost $912,423)		906,219
COLLATERALIZED MORTGAGE OBLIGATIONS 27.5%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	195,109	211,415
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	200,000	194,444
FHLMC:
Ser. 2001-T5, Class A2, 7.00%, 02/19/2030	151,237	159,703
Ser. 2102, Class TB, 6.00%, 08/15/2012	185,179	187,398
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	229,696
Ser. 2715, Class ND, 4.50%, 03/15/2016	85,000	83,818
Ser. 2727, Class PD, 4.50%, 06/15/2029	230,000	222,370
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	221,556
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	237,936
Ser. 2760, Class EA, 4.50%, 04/15/2013	255,000	259,212
Ser. 2773, Class ED, 4.50%, 08/15/2017	235,000	226,845
Ser. 2780, Class TH, 5.00%, 09/15/2029 (h)	230,000	227,033
Ser. T-54, Class 3A, 7.00%, 02/25/2043 (h)	143,907	152,983
FNMA:
Ser. 1993-G35, Class ZQ, 6.50%, 11/25/2023	248,235	257,124
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	220,000	227,885
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	225,987	242,300
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	91,596	96,875
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	229,855
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	161,157	170,826
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	147,407	156,252
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	180,000	183,803
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	215,000	216,773
Ser. 2004-21, Class AC, 4.00%, 05/25/2016	220,000	216,535
Ser. 2004-W1, Class 1A4, 5.50%, 12/01/2010	210,000	213,524
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	156,700	165,582
GE Capital Comml. Mtge. Corp., Ser. 2001-1, Class A2, 6.53%, 05/15/2033	270,000	294,309
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	241,515	251,736
Greenwich Capital Comml. Funding Corp., Ser. 2003-C2, Class A3, 4.53%, 01/05/2036	205,000	200,304
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	$ 202,446	$ 218,945
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	260,000	285,587
Master Alternative Loan Trust, Ser. 2004-6, Class 3A1,
4.75%, 07/25/2019 (h)	190,000	186,751
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	28,602	28,637
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	279,410
Washington Mutual:
Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034 (h)	220,000	213,378
Ser. 2004-CB2, Class 5A, 5.00%, 07/25/2019	175,000	177,750
Total Collateralized Mortgage Obligations (cost $7,242,961)		7,128,550
CORPORATE BONDS 20.7%
CONSUMER DISCRETIONARY 0.6%
Media 0.6%
Comcast Cable Communications Corp., 6.20%, 11/15/2008	50,000	53,319
Time Warner, Inc., 7.625%, 04/15/2031	100,000	108,536
161,855
CONSUMER STAPLES 0.6%
Beverages 0.6%
Bottling Group LLC, 5.00%, 11/15/2013	150,000	147,626
ENERGY 0.6%
Oil & Gas 0.6%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	150,000	160,315
FINANCIALS 13.5%
Capital Markets 4.2%
Alliance Capital Management LP, 5.625%, 08/15/2006	125,000	130,816
Bank of New York Co., Inc., 4.14%, 08/02/2007	250,000	251,219
Goldman Sachs & Co., Inc., 3.875%, 01/15/2009	200,000	195,228
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	162,794
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	144,136
Morgan Stanley Co., Inc., 3.875%, 01/15/2009	200,000	194,921
1,079,114
Commercial Banks 3.1%
Bank America Corp., 4.375%, 12/01/2010	160,000	156,160
Northern Trust Co. Bank, 7.10%, 08/01/2009	200,000	223,477
PNC Funding Corp., 5.75%, 08/01/2006	200,000	210,279
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	217,018
806,934
Consumer Finance 2.2%
Ford Motor Credit Co., 7.375%, 10/28/2009	190,000	202,996
GMAC, 6.875%, 08/28/2012	210,000	213,955
Household Finance Corp., 6.50%, 11/15/2008	150,000	162,222
579,173
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 1.1%
BRE Properties, Inc., 7.125%, 02/15/2013 REIT	$ 50,000	$ 55,419
Duke Realty LP, 7.05%, 03/01/2006 REIT	100,000	104,917
EOP Operating LP, 7.75%, 11/15/2007	100,000	111,061
271,397
Thrifts & Mortgage Finance 2.9%
American General Finance Corp.:
4.50%, 11/15/2007	175,000	177,893
5.875%, 07/14/2006	125,000	131,313
Golden West Financial Corp., 4.125%, 08/15/2007	200,000	202,559
Washington Mutual, Inc., 5.625%, 01/15/2007	225,000	235,517
747,282
INDUSTRIALS 1.0%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	55,000	56,349
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	175,000	192,715
MATERIALS 1.5%
Metals & Mining 0.7%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	191,047
Paper & Forest Products 0.8%
International Paper Co., 5.85%, 10/30/2012	150,000	152,602
Weyerhaeuser Co., 7.375%, 03/15/2032	50,000	54,539
207,141
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	142,589
Sprint Capital Corp., 6.875%, 11/15/2028	150,000	144,603
287,192
UTILITIES 1.8%
Electric Utilities 1.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	53,840
Devon Energy Corp., 7.95%, 04/15/2032	50,000	57,930
Progress Energy, Inc., 7.75%, 03/01/2031	75,000	84,318
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	154,853
350,941
Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	109,657
Total Corporate Bonds (cost $5,224,830)		5,348,738
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 20.2%
FHLMC:
3.91%, 05/01/2034	$ 220,000	$ 216,479
4.50%, 02/25/2029	255,000	246,523
5.00%, TBA #	905,000	873,607
6.00%, 04/01/2014	99,980	104,575
7.20%, 10/01/2006 (h)	197,583	210,980
FNMA:
4.50%, 09/25/2025	265,000	268,678
4.50%, TBA #	585,000	559,092
5.00%, TBA #	120,000	120,150
5.63%, 11/01/2005	239,394	244,881
5.95%, 01/01/2009	233,024	247,928
6.00%, 06/01/2014-11/01/2017	626,990	654,586
6.01%, 02/01/2012	332,051	355,432
6.24%, 08/01/2008	293,795	313,911
6.50%, 07/01/2032-08/01/2032	330,207	344,174
7.00%, 06/01/2032	31,740	33,508
7.32%, 12/01/2010	159,632	180,053
GNMA:
4.00%, 07/20/2030	97,663	98,170
5.00%, 09/20/2029	28,082	28,191
5.50%, 03/15/2034	123,104	123,194
Total Mortgage-Backed Securities (cost $5,250,721)		5,224,112
U.S. TREASURY OBLIGATIONS 19.8%
U.S. Treasury Bonds, 6.00%, 02/15/2026	2,345,000	2,527,563
U.S. Treasury Notes:
2.00%, 08/31/2005	775,000	773,547
3.125%, 05/15/2007 ##	610,000	610,191
5.00%, 08/15/2011 ##	1,170,000	1,221,782
Total U.S. Treasury Obligations (cost $5,146,229)		5,133,083
YANKEE OBLIGATIONS - CORPORATE 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $117,203)	115,000	111,641

	Shares	Value

SHORT-TERM INVESTMENTS 13.2%
MUTUAL FUND SHARES 13.2%
Evergreen Institutional Money Market Fund (o) ## (cost $3,410,072)	3,410,072	3,410,072
Total Investments (cost $27,304,439) 105.3%		27,262,415
Other Assets and Liabilities (5.3%)		(1,362,547)
Net Assets 100.0%		$ 25,899,868
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
SLMA	Student Loan Marketing Association
TBA	To Be Announced
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $23,894,367)	$ 23,852,343
Investments in affiliate, at value (cost $3,410,072)	3,410,072
Cash	760
Receivable for securities sold	1,585,915
Interest receivable	231,729

Total assets	29,080,819

Liabilities
Payable for securities purchased	3,164,510
Advisory fee payable	225
Distribution Plan expenses payable	169
Due to other related parties	72
Accrued expenses and other liabilities	15,975

Total liabilities	3,180,951

Net assets	$ 25,899,868

Net assets represented by
Paid-in capital	$ 25,591,745
Undistributed net investment income	374,552
Accumulated net realized losses on securities	(24,405)
Net unrealized losses on securities	(42,024)

Total net assets	$ 25,899,868

Net assets consists of
Class 1	$ 1,015,332
Class 2	24,884,536

Total net assets	$ 25,899,868

Shares outstanding
Class 1	100,000
Class 2	2,452,059

Net asset value per share
Class 1	$ 10.15
Class 2	$ 10.15

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Interest	$ 471,773

Expenses
Advisory fee	37,112
Distribution Plan expenses	27,731
Administrative services fee	11,583
Transfer agent fees	89
Trustees' fees and expenses	165
Printing and postage expenses	8,085
Custodian and accounting fees	2,743
Professional fees	9,550
Other	143

Total expenses	97,201
Less: Expense reductions	(91)

Net expenses	97,110

Net investment income	374,663

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,482)
Net change in unrealized gains or losses on securities	(389,589)

Net realized and unrealized gains or losses on securities	(391,071)

Net decrease in net assets resulting from operations	$ (16,408)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 374,663		$ 688,014
Net realized gains or losses on securities		(1,482)		144,742
Net change in unrealized gains or losses on securities		(389,589)		(70,203)

Net increase (decrease) in net assets resulting from operations		(16,408)		762,553

Distributions to shareholders from
Net investment income
Class 1		0		(44,215)
Class 2		0		(811,361)
Net realized gains
Class 1		0		(2,160)
Class 2		0		(46,317)
Tax basis return of capital
Class 1		0		(1,135)
Class 2		0		(22,453)

Total distributions to shareholders		0		(927,641)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	736,266	7,527,415	1,054,269	10,961,812

		7,527,415		10,961,812

Net asset value of shares issued in reinvestment of distributions
Class 2	0	0	48,167	490,392

				490,392

Payment for shares redeemed
Class 1	0	0	(120)	(1,219)
Class 2	(433,581)	(4,461,526)	(956,701)	(9,959,258)

		(4,461,526)		(9,960,477)

Net increase in net assets resulting from capital share transactions		3,065,889		1,491,727

Total increase in net assets		3,049,481		1,326,639
Net assets
Beginning of period		22,850,387		21,523,748

End of period		$ 25,899,868		$ 22,850,387

Undistributed (overdistributed) net investment income		$ 374,552		$ (111)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

actions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 28,010,242	$ 4,393,307	$ 24,553,954	$ 3,002,414

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $27,336,609. The gross unrealized appreciation and depreciation on securities based on tax cost was $201,486 and $275,680, respectively, with a net unrealized depreciation of $74,194.

As of December 31, 2003, the Fund had $5,763 in capital loss carryovers for federal income tax purposes expiring in 2011.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2003, the Fund incurred and elected to defer post-October losses of $5,003.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566886 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Fund

Evergreen VA Fund Semiannual Report as of June 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS   continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS   continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return
	2.38%	2.29%

Average annual return

1 year	17.11%	16.79%

5 year	-4.45%	-4.54%

Since portfolio inception	5.10%	5.04%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE   continued

as of June 30, 2004

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Fund Class 1 shares, versus a similar investment in the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2003[2]	2002[2]	2001	2000	1999[2]
Net asset value, beginning of period	$12.01	$9.51	$12.29	$14.96	$17.31	$15.31
Income from investment operations
Net investment income	0.03	0.05	0.06	0.06	0.03	0.09
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.26	2.54	-2.78	-2.73	-2.06	3.36
Total from investment operations	0.29	2.59	-2.72	-2.67	-2.03	3.45
Distributions to shareholders from
Net investment income	-0.03	-0.09	-0.06	0	-0.03	-0.11
Net realized gains	0	0	0	0	-0.29	-1.34
Total distributions to shareholders	-0.03	-0.09	-0.06	0	-0.32	-1.45
Net asset value, end of period	$12.27	$12.01	$9.51	$12.29	$14.96	$17.31
Total return[3]	2.38%	27.45%	-22.22%	-17.85%	-11.99%	23.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$55,324	$61,351	$32,054	$47,016	$65,556	$69,774
Ratios to average net assets
Expenses[4]	0.93%[5]	1.00%	0.98%	0.95%	1.03%	1.02%
Net investment income	0.44%[5]	0.49%	0.52%	0.45%	0.18%	0.57%
Portfolio turnover rate	50%	172%	117%	171%	127%	111%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003[1]	2002[1,2]
Net asset value, beginning of period	$12.00	$9.50	$9.74
Income from investment operations
Net investment income	0.01	0.02	0.02
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.26	2.54	-0.26
Total from investment operations	0.27	2.56	-0.24
Distributions to shareholders from
Net investment income	-0.02	-0.06	0
Net asset value, end of period	$12.25	$12.00	$9.50
Total return[3]	2.29%	27.08%	-2.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,706	$4,887	$3
Ratios to average net assets
Expenses[4]	1.18%[5]	1.29%	1.26%[5]
Net investment income	0.20%[5]	0.14%	0.53%[5]
Portfolio turnover rate	50%	172%	117%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.2%
Lear Corp.	2,100	$ 123,879
Automobiles 0.2%
Toyota Motor Corp.	3,000	121,267
Hotels, Restaurants & Leisure 2.2%
International Game Technology	16,150	623,390
Starbucks Corp. *	18,086	786,379
1,409,769
Household Durables 0.4%
Matsushita Electric Industrial Co., Ltd.	10,000	141,662
Sharp Corp.	5,500	87,672
229,334
Internet & Catalog Retail 1.6%
Amazon.com, Inc. *	7,000	380,800
eBay, Inc. *	7,013	644,845
1,025,645
Leisure Equipment & Products 0.2%
Eastman Kodak Co.	3,650	98,477
Media 3.9%
Comcast Corp., Class A	26,383	730,543
Liberty Media Corp., Class A *	36,613	329,151
New York Times Co., Class A	4,403	196,858
News Corp., Ltd., ADR	13,537	445,097
Time Warner, Inc. *	35,981	632,546
Viacom, Inc., Class B	3,500	125,020
2,459,215
Multi-line Retail 0.9%
Target Corp.	13,000	552,110
Specialty Retail 1.8%
Best Buy Co., Inc.	8,750	443,975
Chico's FAS, Inc. *	4,825	217,897
Home Depot, Inc.	14,393	506,634
1,168,506
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc. *	7,100	320,849
Jones Apparel Group, Inc.	2,100	82,908
Liz Claiborne, Inc.	11,718	421,614
825,371
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.4%
Beverages 2.3%
Anheuser-Busch Companies, Inc.	4,725	$ 255,150
Coca-Cola Co.	9,000	454,320
PepsiCo, Inc.	13,293	716,227
1,425,697
Food & Staples Retailing 1.4%
CVS Corp.	9,000	378,180
SUPERVALU, Inc.	7,703	235,789
Wal-Mart Stores, Inc.	5,560	293,345
907,314
Food Products 0.7%
H.J. Heinz Co.	6,067	237,827
Kellogg Co.	4,646	194,435
432,262
Household Products 1.1%
Kimberly-Clark Corp.	4,548	299,622
Procter & Gamble Co.	6,786	369,430
669,052
Tobacco 0.9%
Altria Group, Inc.	11,609	581,030
ENERGY 8.1%
Energy Equipment & Services 0.6%
Cooper Cameron Corp. *	860	41,882
Halliburton Co.	6,303	190,729
Schlumberger, Ltd.	2,500	158,775
391,386
Oil & Gas 7.5%
Anadarko Petroleum Corp.	100	5,860
Apache Corp.	7,094	308,944
BP plc, ADR	8,489	454,756
Burlington Resources, Inc.	9,000	325,620
ChevronTexaco Corp.	3,385	318,562
ConocoPhillips	4,674	356,579
Devon Energy Corp.	6,280	414,480
EOG Resources, Inc.	6,322	377,487
Exxon Mobil Corp.	25,643	1,138,806
Marathon Oil Corp.	6,920	261,853
Occidental Petroleum Corp.	3,496	169,241
Valero Energy Corp.	300	22,128
XTO Energy, Inc.	18,495	550,966
4,705,282
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 15.7%
Capital Markets 2.3%
J.P. Morgan Chase & Co.	8,372	$ 324,582
Merrill Lynch & Co., Inc.	8,972	484,309
Morgan Stanley	11,200	591,024
State Street Corp.	1,300	63,752
1,463,667
Commercial Banks 4.8%
Bank of America Corp.	13,052	1,104,460
Bank One Corp.	7,393	377,043
Hibernia Corp., Class A	100	2,430
SunTrust Banks, Inc.	200	12,998
U.S. Bancorp	28,982	798,744
Wells Fargo & Co.	12,613	721,842
3,017,517
Consumer Finance 1.3%
American Express Co.	15,707	807,026
Diversified Financial Services 2.9%
Citigroup, Inc.	39,994	1,859,721
Insurance 2.7%
Allstate Corp.	9,444	439,618
American International Group, Inc.	11,067	788,856
Mitsui Marine & Fire Insurance Co., Ltd.	16,000	149,984
SAFECO Corp.	6,772	297,968
1,676,426
Thrifts & Mortgage Finance 1.7%
Sovereign Bancorp, Inc.	15,095	333,600
Washington Mutual, Inc.	18,341	708,696
1,042,296
HEALTH CARE 15.7%
Biotechnology 1.2%
Biogen Idec, Inc. *	5,000	316,250
Genentech, Inc. *	5,284	296,961
Gilead Sciences, Inc. *	2,210	148,070
761,281
Health Care Equipment & Supplies 4.4%
Alcon, Inc. *	2,000	157,300
Becton Dickinson & Co.	400	20,720
Boston Scientific Corp. *	6,848	293,094
Medtronic, Inc.	14,736	717,938
Millipore Corp. *	3,000	169,110
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
St. Jude Medical, Inc. *	6,000	$ 453,900
Stryker Corp.	10,000	550,000
Zimmer Holdings, Inc. *	4,641	409,336
2,771,398
Health Care Providers & Services 2.4%
Aetna, Inc.	4,400	374,000
AmerisourceBergen Corp.	4,393	262,614
Anthem, Inc. *	3,023	270,740
Caremark Rx, Inc. *	9,500	312,930
UnitedHealth Group, Inc.	4,546	282,988
1,503,272
Pharmaceuticals 7.7%
Abbott Laboratories	12,438	506,973
Allergan, Inc.	4,000	358,080
AstraZeneca plc, ADR	5,050	230,482
Bristol-Myers Squibb Co.	2,100	51,450
Eli Lilly & Co.	2,500	174,775
Forest Laboratories, Inc. *	1,325	75,035
Merck & Co., Inc.	13,443	638,542
Mylan Laboratories, Inc.	8,326	168,602
Par Pharmaceutical Companies, Inc.	1,600	56,336
Pfizer, Inc.	37,039	1,269,697
Schering-Plough Corp.	13,000	240,240
Teva Pharmaceutical Industries, Ltd., ADR	4,769	320,906
Watson Pharmaceuticals, Inc. *	3,627	97,566
Wyeth	18,382	664,693
4,853,377
INDUSTRIALS 14.2%
Aerospace & Defense 1.9%
Boeing Co.	6,500	332,085
Honeywell International, Inc.	9,401	344,358
Lockheed Martin Corp.	1,921	100,046
Northrop Grumman Corp.	8,004	429,815
1,206,304
Airlines 0.9%
AMR Corp. *	20,100	243,411
Southwest Airlines Co.	19,000	318,630
562,041
Commercial Services & Supplies 1.9%
Apollo Group, Inc., Class A *	6,300	556,227
Career Education Corp. *	4,631	210,989

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Cendant Corp.	13,137	$ 321,594
Monster Worldwide, Inc. *	5,424	139,505
1,228,315
Electrical Equipment 0.8%
Cooper Industries, Ltd., Class A	8,300	493,103
Industrial Conglomerates 5.3%
3M Co.	4,617	415,576
General Electric Co.	44,572	1,444,133
Tyco International, Ltd.	44,974	1,490,438
3,350,147
Machinery 3.4%
Caterpillar, Inc.	2,900	230,376
Deere & Co.	15,308	1,073,703
Illinois Tool Works, Inc.	3,363	322,478
Ingersoll-Rand Co., Ltd., Class A	4,334	296,056
Paccar, Inc.	1,200	69,588
SPX Corp.	2,950	136,998
2,129,199
Road & Rail 0.0%
CSX Corp.	200	6,554
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 3.0%
Cisco Systems, Inc. *	41,008	971,890
Corning, Inc. *	19,000	248,140
QUALCOMM, Inc.	9,127	666,088
1,886,118
Computers & Peripherals 3.5%
Dell, Inc. *	13,175	471,929
EMC Corp. *	13,300	151,620
Hewlett-Packard Co.	25,360	535,096
International Business Machines Corp.	5,641	497,254
Lexmark International, Inc., Class A *	5,000	482,650
NEC Corp.	11,000	77,260
2,215,809
Electronic Equipment & Instruments 0.7%
Ingram Micro, Inc., Class A *	18,886	273,280
Thermo Electron Corp. *	4,331	133,135
406,415
IT Services 1.1%
Accenture, Ltd., Class A *	10,000	274,800
First Data Corp.	9,354	416,440
691,240
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.1%
Canon, Inc.	1,700	$ 89,396
Semiconductors & Semiconductor Equipment 2.7%
Altera Corp. *	16,171	359,319
Broadcom Corp., Class A *	10,500	491,085
Intel Corp.	24,838	685,529
Texas Instruments, Inc.	6,000	145,080
1,681,013
Software 4.9%
Amdocs, Ltd. *	12,500	292,875
Citrix Systems, Inc. *	7,500	152,700
Intuit, Inc. *	4,651	179,436
Microsoft Corp.	59,650	1,703,604
Oracle Corp. *	63,927	762,649
3,091,264
MATERIALS 4.6%
Chemicals 1.7%
Air Products & Chemicals, Inc.	6,000	314,700
Monsanto Co.	8,751	336,913
PPG Industries, Inc.	6,634	414,559
1,066,172
Metals & Mining 2.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	8,589	284,725
Inco, Ltd. *	5,700	196,992
Massey Energy Co.	7,400	208,754
Nucor Corp.	1,750	134,330
Peabody Energy Corp.	7,238	405,256
Phelps Dodge Corp.	3,675	284,849
1,514,906
Paper & Forest Products 0.5%
International Paper Co.	7,727	345,397
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.4%
ALLTEL Corp.	6,002	303,821
BellSouth Corp.	4,325	113,402
Centurytel, Inc.	1,950	58,578
SBC Communications, Inc.	6,075	147,319
Verizon Communications, Inc.	25,002	904,822
1,527,942
Wireless Telecommunications Services 0.7%
Nextel Communications, Inc., Class A	15,981	426,053

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

COMMON STOCKS continued
UTILITIES 1.9%
Electric Utilities 1.9%
Entergy Corp.	6,190	$ 346,702
Exelon Corp.	13,755	457,904
FPL Group, Inc.	1,200	76,740
PG&E Corp. *	11,471	320,500
Wisconsin Energy Corp.	200	6,522
1,208,368
Total Common Stocks (cost $54,540,343)		62,007,333
EXCHANGE TRADED FUNDS 0.2%
iShares Russell 2000 Index Fund	300	35,397
iShares S&P SmallCap 600/BARRA Value Fund	950	104,215
Total Exchange Traded Funds (cost $95,324)		139,612
SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
Evergreen Institutional U.S. Government Money Market Fund (o) (cost $714,408)	714,408	714,408
Total Investments (cost $55,350,075) 99.7%		62,861,353
Other Assets and Liabilities 0.3%		168,802
Net Assets 100.0%		$ 63,030,155

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value ($55,350,075)	$ 62,861,353
Foreign currency, at value (cost $1,838)	1,815
Receivable for securities sold	298,955
Dividends receivable	62,749

Total assets	63,224,872

Liabilities
Payable for securities purchased	165,807
Advisory fee payable	1,284
Distribution Plan expenses payable	52
Due to other related parties	275
Accrued expenses and other liabilities	27,299

Total liabilities	194,717

Net assets	$ 63,030,155

Net assets represented by
Paid-in capital	$ 80,193,275
Undistributed net investment income	125,667
Accumulated net realized losses on securities and foreign currency related transactions	(24,800,037)
Net unrealized gains on securities and foreign currency related transactions	7,511,250

Total net assets	$ 63,030,155

Net assets consists of
Class 1	$ 55,324,321
Class 2	7,705,834

Total net assets	$ 63,030,155

Shares outstanding
Class 1	4,509,328
Class 2	629,245

Net asset value per share
Class 1	$ 12.27
Class 2	$ 12.25

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income

Dividends (net of foreign witholding taxes of $2,267)	$ 430,795

Expenses
Advisory fee	236,319
Distribution Plan expenses	8,212
Administrative services fee	31,468
Transfer agent fees	272
Trustees' fees and expenses	451
Printing and postage expenses	8,294
Custodian and accounting fees	7,979
Professional fees	6,954
Interest expense	440
Other	529

Total expenses	300,918
Less: Expense reductions	(102)

Net expenses	300,816

Net investment income	129,979

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	2,307,503
Foreign currency related transactions	(983)

Net realized gains on securities and foreign currency related transactions	2,306,520
Net change in unrealized gains or losses on securities and foreign currency related
transactions	(913,527)

Net realized and unrealized gains or losses on securities and foreign currency related
transactions	1,392,993

Net increase in net assets resulting from operations	$ 1,522,972

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 129,979		$ 132,392
Net realized gains on securities and
foreign currency related transactions		2,306,520		1,032,730
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		(913,527)		5,363,554

Net increase in net assets resulting
from operations		1,522,972		6,528,676

Distributions to shareholders from
Net investment income
Class 1		(119,454)		(196,838)
Class 2		(13,014)		(6)

Total distributions to shareholders		(132,468)		(196,844)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	72,631	885,499	201,649	2,267,238
Class 2	230,638	2,819,727	39,617	461,813

		3,705,226		2,729,051

Net asset value of shares issued in
reinvestment of distributions
Class 1	9,954	119,454	20,874	196,838
Class 2	1,086	13,014	1	6

		132,468		196,844

Payment for shares redeemed
Class 1	(681,664)	(8,319,570)	(1,476,043)	(13,732,066)
Class 2	(9,652)	(116,049)	(4,661)	(53,979)

		(8,435,619)		(13,786,045)

Net asset value of shares issued in
acquisitions
Class 1	0	0	2,992,221	34,431,997
Class 2	0	0	371,942	4,277,700

		0		38,709,697

Net increase (decrease) in net
assets resulting from capital
share transactions		(4,597,925)		27,849,547

Total increase (decrease) in net assets		(3,207,421)		34,181,379
Net assets
Beginning of period		66,237,576		32,056,197

End of period		$ 63,030,155		$ 66,237,576

Undistributed net investment income		$ 125,667		$ 128,156

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS   (unaudited)

1. ORGANIZATION

Evergreen VA Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

18

NOTES TO FINANCIAL STATEMENTS   (unaudited)   continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2004 were $6,679.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS   (unaudited)   continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $17,166 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITIONS

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen VA Blue Chip Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Blue Chip Fund at an exchange ratio of 0.59 and 0.59 for Class 1 and Class 2 shares, respectively, of the Fund. On the same date, the Fund also acquired the net assets of Evergreen VA Masters Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of VA Masters Fund at an exchange ratio of 0.76 and 0.76 for Class 1 and Class 2 shares, respectively, of the Fund.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of Net	Unrealized	Number of
Acquired Fund	Assets Acquired	Appreciation	Shares Issued

Evergreen VA			917,423 Class 1
Blue Chip Fund	$ 13,395,878	$ 1,462,521	246,846 Class 2
Evergreen VA			2,074,798 Class 1
Masters Fund	25,313,819	4,483,139	125,096 Class 2

The aggregate net assets of the Fund immediately after these acquisitions were $62,934,787.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $31,458,161 and $35,337,341, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $56,481,451. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,037,057 and $657,155, respectively, with a net unrealized appreciation of $6,379,902.

20

NOTES TO FINANCIAL STATEMENTS   (unaudited)   continued

As of December 31, 2003, the Fund had $26,035,326 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 499,151	$ 8,961,937	$ 14,952,151	$ 1,622,087

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2003, the Fund incurred and elected to defer post-October currency losses of $350.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2004, the Fund had average borrowings outstanding of $28,571 on an annualized basis at a rate of 1.54% and paid interest of $440.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

21

NOTES TO FINANCIAL STATEMENTS   (unaudited)   continued

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS   (unaudited)   continued

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566902 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Foundation Fund

Evergreen VA Foundation Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Foundation Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

Timothy E. O'Grady
Value Equity Team
Lead Manager

Tattersall Advisory Group, Inc.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	1.15%	1.08%

Average annual return

1 year	9.13%	8.86%

5 year	-0.67%	-0.75%

Since portfolio inception	6.26%	6.21%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Foundation Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The Russell 1000 and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
Class 1[1]		2003	2002	2001	2000	1999
Net asset value, beginning of period	$13.04	$11.51	$13.05	$14.60	$15.70	$14.47
Income from investment operations
Net investment income	0.10	0.23	0.30	0.30	0.24	0.28
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.05	1.58	-1.56	-1.55	-1.01	1.27
Total from investment operations	0.15	1.81	-1.26	-1.25	-0.77	1.55
Distributions to shareholders from
Net investment income	0	-0.28	-0.28	-0.30	-0.24	-0.28
Net realized gains	0	0	0	0	-0.09	-0.04
Total distributions to shareholders	0	-0.28	-0.28	-0.30	-0.33	-0.32
Net asset value, end of period	$13.19	$13.04	$11.51	$13.05	$14.60	$15.70
Total return[2]	1.15%	15.78%	-9.66%	-8.57%	-4.93%	10.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$109,730	$114,713	$131,386	$168,337	$187,825	$145,566
Ratios to average net assets
Expenses[3]	0.93%[4]	0.93%	0.91%	0.93%	0.92%	0.95%
Net investment income	1.55%[4]	1.77%	2.20%	2.15%	1.78%	2.29%
Portfolio turnover rate	64%	145%	165%	195%	89%	77%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Total return does not reflect charges attributable to your insurance company's separate account.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[1]
		Year Ended December 31,
CLASS 2		2003[1]	2002[1,2]
Net asset value, beginning of period	$13.01	$11.50	$11.72
Income from investment operations
Net investment income	0.08	0.18	0.10
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.06	1.60	-0.04
Total from investment operations	0.14	1.78	0.06
Distributions to shareholders from
Net investment income	0	-0.27	-0.28
Net asset value, end of period	$13.15	$13.01	$11.50
Total return[3]	1.08%	15.48%	0.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,294	$1,239	$182
Ratios to average net assets
Expenses[4]	1.18%[5]	1.20%	1.16%[5]
Net investment income	1.30%[5]	1.42%	2.00%[5]
Portfolio turnover rate	64%	145%	165%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 2.2%
Bank One Issuance Trust, Ser. 2003-1, Class A, 1.36%, 09/15/2010	$ 425,000	$ 426,155
Chase Credit Card Master Trust, Ser. 2004-2, Class A, 1.15%, 09/15/2009 FRN	425,000	425,000
Fleet Credit Card Master Trust I, Ser. 2000-D, Class A, 1.38%, 05/15/2008	425,000	425,957
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	555,000	581,476
Ser. 2002-RZ3, Class A3, 3.71%, 02/25/2029	196,841	197,354
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	370,944	385,032
Total Asset-Backed Securities (cost $2,430,229)		2,440,974
COLLATERALIZED MORTGAGE OBLIGATIONS 10.5%
FHLMC:
Ser. 2315, Class CK, 6.50%, 06/15/2030	30,008	30,150
Ser. 2564, Class BQ, 5.50%, 10/15/2017	500,000	506,501
Ser. 2691, Class NC, 5.00%, 04/15/2027	480,000	482,059
Ser. 2727, Class PD, 4.50%, 06/15/2029	485,000	468,911
Ser. 2743, Class OC, 5.00%, 06/15/2027	480,000	481,159
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	421,345
Ser. 2774, Class PD, 5.00%, 08/15/2032	395,000	378,566
Ser. 2780, Class QC, 4.50%, 03/15/2017	295,000	290,492
Ser. T-54, Class 3A, 7.00%, 02/25/2043 (h)	345,377	367,159
FNMA:
Ser. 1993-G35, Class ZQ, 6.50%, 11/25/2023	383,084	396,803
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	490,000	512,693
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	401,127	430,082
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	218,938	231,555
Ser. 2001-TB, Class A1, 7.50%, 07/25/2041	203,078	217,737
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	770,000	804,282
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	374,211	396,664
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	34,809	37,322
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	185,613	196,750
Ser. 2002-T19, Class A1, 6.50%, 07/25/2042	1,160,456	1,213,407
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	354,980	376,279
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	470,000	479,930
Ser. 2003-W13, Class AV2, 1.59%, 10/25/2033 FRN	70,000	70,056
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	339,516	358,762
Greenwich Capital Comml. Funding Corp., Ser. 2003-C2, Class A3, 4.53%, 01/05/2036	490,000	478,776
GS Mtge. Securities Corp. II, Ser. 2003-C1, Class A3, 4.61%, 01/10/2040	440,000	422,976
LB-UBS Comml. Mtge. Trust:
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	485,000	532,730
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	368,302
Master Alternative Loan Trust, Ser. 2004-6, Class 3A1, 4.75%, 07/25/2019 (h)	340,000	334,186
Morgan Stanley Capital I, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	86,728	86,835
Washington Mutual, Ser. 2004-AR7, Class A6, 3.96%, 07/25/2034 (h)	440,000	426,756
Total Collateralized Mortgage Obligations (cost $11,923,644)		11,799,225
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS 8.9%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	$ 300,000	$ 325,609
CONSUMER STAPLES 0.7%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	1,000,000	382,420
Food & Staples Retailing 0.4%
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	350,000	390,696
ENERGY 0.6%
Oil & Gas 0.6%
Amerada Hess Corp., 7.125%, 03/15/2033	250,000	249,963
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	400,000	427,507
		677,470
FINANCIALS 5.4%
Capital Markets 1.5%
Alliance Capital Management LP, 5.625%, 08/15/2006	400,000	418,612
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	511,177
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	384,363
Morgan Stanley Co., Inc., 3.875%, 01/15/2009	400,000	389,843
		1,703,995
Commercial Banks 0.3%
Bank of America Corp., 7.125%, 05/01/2006	125,000	134,004
U.S. Bank, 6.375%, 08/01/2011	200,000	216,360
		350,364
Consumer Finance 2.2%
Ford Motor Credit Co., 7.375%, 10/28/2009	300,000	320,520
General Electric Capital Corp., 3.50%, 05/01/2008	350,000	344,665
GMAC, 6.875%, 09/15/2011	425,000	436,365
Household Finance Corp., 6.40%, 06/17/2008	440,000	473,734
International Lease Finance Corp., 4.375%, 12/15/2005	400,000	409,295
USAA Capital Corp., 5.59%, 12/20/2006 144A	400,000	421,901
		2,406,480
Diversified Financial Services 0.4%
Morgan Stanley Dean Witter, Class A-2, 4.92%, 03/12/2035	440,000	431,366
Thrifts & Mortgage Finance 1.0%
American General Finance Corp., 5.875%, 07/14/2006	370,000	388,686
Golden West Financial Corp., 5.50%, 08/08/2006	400,000	419,992
Washington Mutual, Inc., 5.625%, 01/15/2007	325,000	340,191
		1,148,869
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.8%
Aerospace & Defense 0.3%
Boeing Co., 6.625%, 02/15/2038	$ 300,000	$ 307,358
Air Freight & Logistics 0.0%
United Parcel Services, Inc., 8.375%, 04/01/2020	5,000	6,392
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	550,000	605,676
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Sprint Capital Corp., 6.875%, 11/15/2028	275,000	265,105
UTILITIES 0.9%
Electric Utilities 0.5%
Progress Energy, Inc., 7.75%, 03/01/2031	200,000	224,848
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	335,515
560,363
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	400,000	416,503
Total Corporate Bonds (cost $9,500,799)		9,978,666
MORTGAGE-BACKED SECURITIES 8.5%
FHLB, 6.00%, 09/01/2013	232,457	243,140
FHLMC:
3.79%, 06/01/2034	440,000	430,144
5.00%, TBA #	1,180,000	1,139,068
6.00%, 04/01/2014	227,824	238,295
FNMA:
3.62%, 06/01/2010	565,000	557,703
4.50%, 09/25/2025	425,000	430,899
4.50%, TBA #	560,000	547,225
4.87%, 05/01/2013	530,000	528,905
5.89%, 10/01/2008	849,810	892,001
6.00%, 12/01/2013-06/01/2017	862,621	901,611
6.03%, 12/01/2008	655,029	694,336
6.50%, 12/01/2031-08/01/2032	762,961	795,602
6.95%, 08/01/2009	1,019,443	1,114,053
7.50%, 12/01/2030	188,199	201,978
GNMA:
5.00%, 08/20/2029-09/20/2029	313,374	314,588
5.50%, 11/15/2033	437,952	438,511
Total Mortgage-Backed Securities (cost $9,391,142)		9,468,059
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds, 6.00%, 02/15/2026	$ 3,065,000	$ 3,303,616
U.S. Treasury Notes:
3.125%, 05/15/2007 ##	905,000	905,283
5.00%, 08/15/2011 ##	1,045,000	1,091,250
Total U.S. Treasury Obligations (cost $5,377,074)		5,300,149
YANKEE OBLIGATIONS-CORPORATE 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Alcan Aluminum, Ltd., 6.125%, 12/15/2033 (cost $236,101)	250,000	242,697

	Shares	Value

COMMON STOCKS 59.7%
CONSUMER DISCRETIONARY 7.7%
Automobiles 0.1%
Toyota Motor Corp.	3,500	141,479
Hotels, Restaurants & Leisure 1.4%
International Game Technology	18,500	714,100
Starbucks Corp. *	20,500	891,340
1,605,440
Household Durables 0.3%
Matsushita Electric Industrial Co., Ltd.	12,000	169,994
Sharp Corp.	7,500	119,553
289,547
Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	8,400	456,960
eBay, Inc. *	8,000	735,600
1,192,560
Media 2.4%
Comcast Corp., Class A *	24,610	679,482
Liberty Media Corp., Class A *	46,551	418,494
New York Times Co., Class A	4,961	221,806
News Corp., Ltd., ADR	15,639	514,210
Time Warner, Inc. *	40,078	704,571
Viacom, Inc., Class B	4,000	142,880
2,681,443
Multi-line Retail 0.6%
Target Corp.	15,000	637,050
Specialty Retail 1.0%
Best Buy Co., Inc.	9,800	497,252
Home Depot, Inc.	18,000	633,600
1,130,852
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. *	7,900	$ 357,001
Jones Apparel Group, Inc.	1,754	69,248
Liz Claiborne, Inc.	12,437	447,483
873,732
CONSUMER STAPLES 4.1%
Beverages 1.6%
Anheuser-Busch Companies, Inc.	6,199	334,746
Coca-Cola Co.	10,500	530,040
PepsiCo, Inc.	16,591	893,923
1,758,709
Food & Staples Retailing 0.9%
CVS Corp.	10,000	420,200
SUPERVALU, Inc.	8,177	250,298
Wal-Mart Stores, Inc.	6,630	349,799
1,020,297
Food Products 0.4%
H.J. Heinz Co.	6,638	260,210
Kellogg Co.	5,746	240,470
500,680
Household Products 0.6%
Kimberly-Clark Corp.	4,859	320,111
Procter & Gamble Co.	5,824	317,058
637,169
Tobacco 0.6%
Altria Group, Inc.	13,275	664,414
ENERGY 5.0%
Energy Equipment & Services 0.4%
Halliburton Co.	6,746	204,134
Schlumberger, Ltd.	3,000	190,530
394,664
Oil & Gas 4.6%
Apache Corp.	8,200	357,110
BP plc, ADR	10,073	539,611
Burlington Resources, Inc.	10,000	361,800
ChevronTexaco Corp.	3,706	348,772
ConocoPhillips	5,546	423,104
Devon Energy Corp.	5,230	345,180
EOG Resources, Inc.	7,268	433,972
Exxon Mobil Corp.	27,150	1,205,731
Marathon Oil Corp.	9,570	362,129
XTO Energy, Inc.	27,591	821,936
5,199,345
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 9.9%
Capital Markets 1.4%
J.P. Morgan Chase & Co.	10,782	$ 418,018
Merrill Lynch & Co., Inc.	10,428	562,903
Morgan Stanley	11,827	624,111
1,605,032
Commercial Banks 3.1%
Bank of America Corp.	15,147	1,281,739
Bank One Corp.	8,517	434,367
U.S. Bancorp	30,562	842,289
Wells Fargo & Co.	15,498	886,951
3,445,346
Consumer Finance 0.9%
American Express Co.	19,698	1,012,083
Diversified Financial Services 1.9%
Citigroup, Inc.	45,414	2,111,751
Insurance 1.6%
Allstate Corp.	9,999	465,453
American International Group, Inc.	11,738	836,685
Mitsui Marine & Fire Insurance Co., Ltd.	18,000	168,732
SAFECO Corp.	7,855	345,620
1,816,490
Thrifts & Mortgage Finance 1.0%
Sovereign Bancorp, Inc.	16,966	374,949
Washington Mutual, Inc.	19,483	752,823
1,127,772
HEALTH CARE 9.2%
Biotechnology 0.8%
Biogen Idec, Inc. *	5,500	347,875
Genentech, Inc. *	6,100	342,820
Gilead Sciences, Inc. *	2,500	167,500
858,195
Health Care Equipment & Supplies 3.0%
Alcon, Inc.	2,200	173,030
Boston Scientific Corp. *	8,000	342,400
Medtronic, Inc.	18,243	888,799
Millipore Corp. *	3,500	197,295
St. Jude Medical, Inc. *	7,400	559,810
Stryker Corp.	13,800	759,000
Zimmer Holdings, Inc. *	5,400	476,280
3,396,614
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.9%
Aetna, Inc.	4,600	$ 391,000
AmerisourceBergen Corp.	4,805	287,243
Caremark Rx, Inc. *	11,000	362,340
1,040,583
Pharmaceuticals 4.5%
Abbott Laboratories	14,540	592,650
Allergan, Inc.	4,700	420,744
AstraZeneca plc, ADR	5,500	251,020
Eli Lilly & Co.	3,000	209,730
Merck & Co., Inc.	15,468	734,730
Pfizer, Inc.	40,961	1,404,143
Schering-Plough Corp.	15,000	277,200
Teva Pharmaceutical Industries, Ltd., ADR	5,500	370,095
Wyeth	21,329	771,257
5,031,569
INDUSTRIALS 8.7%
Aerospace & Defense 1.1%
Boeing Co.	7,500	383,175
Honeywell International, Inc.	10,513	385,091
Northrop Grumman Corp.	9,544	512,513
1,280,779
Airlines 0.6%
AMR Corp. * (p)	22,700	274,897
Southwest Airlines Co.	22,000	368,940
643,837
Commercial Services & Supplies 1.1%
Apollo Group, Inc., Class A *	7,300	644,517
Career Education Corp. *	5,500	250,580
Cendant Corp.	15,500	379,440
1,274,537
Electrical Equipment 0.5%
Cooper Industries, Ltd., Class A	9,200	546,572
Industrial Conglomerates 3.3%
3M Co.	4,901	441,139
General Electric Co.	50,069	1,622,236
Tyco International, Ltd.	49,390	1,636,784
3,700,159
Machinery 2.1%
Caterpillar, Inc.	5,000	397,200
Deere & Co.	17,096	1,199,114
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Illinois Tool Works, Inc.	3,570	$ 342,327
Ingersoll-Rand Co., Ltd., Class A	5,609	383,151
2,321,792
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 2.0%
Cisco Systems, Inc. *	47,878	1,134,709
Corning, Inc. *	21,500	280,790
QUALCOMM, Inc.	10,500	766,290
2,181,789
Computers & Peripherals 2.3%
Dell, Inc. *	15,000	537,300
EMC Corp. *	15,200	173,280
Hewlett-Packard Co.	31,146	657,180
International Business Machines Corp.	6,493	572,358
Lexmark International, Inc., Class A *	5,500	530,915
NEC Corp.	17,000	119,402
2,590,435
Electronic Equipment & Instruments 0.4%
Ingram Micro, Inc., Class A *	20,957	303,248
Thermo Electron Corp. *	4,688	144,109
447,357
IT Services 0.7%
Accenture, Ltd., Class A *	14,000	384,720
First Data Corp.	10,123	450,676
835,396
Office Electronics 0.1%
Canon, Inc.	2,800	147,240
Semiconductors & Semiconductor Equipment 1.5%
Altera Corp. *	7,500	166,650
Broadcom Corp., Class A *	11,500	537,855
Intel Corp.	28,481	786,076
Texas Instruments, Inc.	7,000	169,260
1,659,841
Software 2.9%
Amdocs, Ltd. *	14,000	328,020
Citrix Systems, Inc. *	9,000	183,240
Intuit, Inc. *	1,300	50,154
Microsoft Corp.	67,188	1,918,889
Oracle Corp. *	59,990	715,681
3,195,984
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 2.4%
Chemicals 0.9%
Air Products & Chemicals, Inc.	7,500	$ 393,375
Monsanto Co.	9,408	362,208
PPG Industries, Inc.	3,700	231,213
986,796
Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,390	311,279
Inco, Ltd. *	7,200	248,832
Peabody Energy Corp.	7,653	428,491
Phelps Dodge Corp.	3,840	297,638
1,286,240
Paper & Forest Products 0.4%
International Paper Co.	9,836	439,669
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.2%
ALLTEL Corp.	6,715	339,913
Verizon Communications, Inc.	26,471	957,986
1,297,899
Wireless Telecommunications Services 0.4%
Nextel Communications, Inc., Class A	17,313	461,564
UTILITIES 1.2%
Electric Utilities 1.2%
Entergy Corp.	7,106	398,007
Exelon Corp.	17,456	581,110
PG&E Corp. *	13,170	367,970
1,347,087
Total Common Stocks (cost $57,705,638)		66,817,789
SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	6,782,773	6,782,773
Navigator Prime Portfolio (pp)	278,075	278,075
Total Short-Term Investments (cost $7,060,848)		7,060,848
Total Investments (cost $103,625,475) 101.0%		113,108,407
Other Assets and Liabilities (1.0%)		(1,084,014)
Net Assets 100.0%		$ 112,024,393

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $103,625,475) including $274,897 of
securities loaned	$ 113,108,407
Foreign currency, at value (cost $4,959)	4,903
Receivable for securities sold	1,055,985
Dividends and interest receivable	411,799
Receivable for securities lending income	59

Total assets	114,581,153

Liabilities
Payable for securities purchased	2,251,100
Payable for securities on loan	278,075
Advisory fee payable	2,269
Distribution Plan expenses payable	16
Due to other related parties	437
Accrued expenses and other liabilities	24,863

Total liabilities	2,556,760

Net assets	$ 112,024,393

Net assets represented by
Paid-in capital	$ 133,665,315
Undistributed net investment income	876,510
Accumulated net realized losses on securities and foreign currency related transactions	(32,000,295)
Net unrealized gains or losses on securities and foreign currency related transactions	9,482,863

Total net assets	$ 112,024,393

Net assets consists of
Class 1	$ 109,730,023
Class 2	2,294,370

Total net assets	$ 112,024,393

Shares outstanding
Class 1	8,316,904
Class 2	174,513

Net asset value per share
Class 1	$ 13.19
Class 2	$ 13.15

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Interest	$ 944,396
Dividends (net of foreign withholding taxes of $5,539)	466,381

Total investment income	1,410,777

Expenses
Advisory fee	422,521
Distribution Plan expenses	2,272
Administrative services fee	56,639
Transfer agent fees	304
Trustees' fees and expenses	1,146
Printing and postage expenses	21,919
Custodian and accounting fees	14,474
Professional fees	7,618
Other	306

Total expenses	527,199
Less: Expense reductions	(296)

Net expenses	526,903

Net investment income	883,874

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	2,799,357
Foreign currency related transactions	29

Net realized gains or losses on securities and foreign currency related transactions	2,799,386
Net change in unrealized gains or losses on securities and foreign currency related transactions	(2,322,858)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	476,528

Net increase in net assets resulting from operations	$ 1,360,402

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 883,874		$ 2,023,938
Net realized gains or losses on securities and foreign currency related transactions		2,799,386		(3,954,180)
Net change in unrealized gains or losses on securities and foreign currency related transactions		(2,322,858)		17,271,702

Net increase in net assets resulting from operations		1,360,402		15,341,460

Distributions to shareholders from
Net investment income
Class 1		0		(2,448,850)
Class 2		0		(24,181)

Total distributions to shareholders		0		(2,473,031)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	213,503	2,820,329	624,121	7,663,358
Class 2	91,900	1,209,713	77,834	974,136

		4,030,042		8,637,494

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	189,638	2,448,850
Class 2	0	0	1,876	24,181

		0		2,473,031

Payment for shares redeemed
Class 1	(695,931)	(9,150,623)	(3,425,368)	(39,591,909)
Class 2	(12,652)	(167,213)	(266)	(3,173)

		(9,317,836)		(39,595,082)

Net decrease in net assets resulting from capital share transactions		(5,287,794)		(28,484,557)

Total decrease in net assets		(3,927,392)		(15,616,128)
Net assets
Beginning of period		115,951,785		131,567,913

End of period		$ 112,024,393		$ 115,951,785

Undistributed (overdistributed) net investment income		$ 876,510		$ (7,364)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Foundation Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.745% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $21,460 to Wachovia Securities, LLC.

23

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 25,163,029	$ 44,744,960	$ 26,745,112	$ 46,387,092

During the six months ended June 30, 2004, the Fund loaned securities to certain brokers. At June 30, 2004, the value of securities on loan and the value of collateral amounted to $274,897 and $278,075, respectively. During the six months ended June 30, 2004, the Fund earned $291 in income from securities lending, which is included in dividend income on the Statement of Operations.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $104,544,880. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,950,944 and $1,387,417, respectively, with a net unrealized appreciation of $8,563,527.

As of December 31, 2003, the Fund had $33,686,911 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$ 6,708	$ 5,122,604	$ 13,388,324	$ 8,868,655	$ 6,300,620

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of Fund expenses has been reduced.

24

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through

25

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566885 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Growth and Income Fund

Evergreen VA Growth and Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Growth and Income Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	1.17%	1.05%

Average annual return

1 year	18.42%	18.12%

5 year	0.94%	0.85%

Since portfolio inception	8.29%	8.23%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Growth and Income Fund Class 1 shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2003	2002	2001	2000	1999[2]
Net asset value, beginning of period	$15.34	$11.86	$14.19	$16.46	$17.44	$15.58
Income from investment operations
Net investment income	0.07	0.10	0.14	0.06	0.02	0.07
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.11	3.47	-2.33	-2.07	-0.07	2.74
Total from investment operations	0.18	3.57	-2.19	-2.01	-0.05	2.81
Distributions to shareholders from
Net investment income	0	-0.09	-0.14	-0.06	-0.02	-0.06
Net realized gains	0	0	0[3]	-0.20	-0.91	-0.89
Total distributions to shareholders	0	-0.09	-0.14	-0.26	-0.93	-0.95
Net asset value, end of period	$15.52	$15.34	$11.86	$14.19	$16.46	$17.44
Total return[4]	1.17%	30.14%	-15.41%	-12.16%	-0.30%	18.57%
Ratios and supplemental data
Net assets, end of period (thousands)	$93,864	$94,239	$48,262	$66,619	$85,645	$84,067
Ratios to average net assets
Expenses[5]	0.91%[6]	0.99%	0.93%	0.95%	1.01%	1.01%
Net investment income	0.95%[6]	1.18%	1.10%	0.41%	0.10%	0.44%
Portfolio turnover rate	41%	30%	76%	30%	53%	66%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Amount represents less than $0.005 per share.

[4]   Total return does not reflect charges attributable to your insurance company's separate account.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003	2002[1,2]
Net asset value, beginning of period	$15.30	$11.86	$12.29
Income from investment operations
Net investment income	0.06	0.11	0.08
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.10	3.42	-0.37
Total from investment operations	0.16	3.53	-0.29
Distributions to shareholders from
Net investment income	0	-0.09	-0.14
Net asset value, end of period	$15.46	$15.30	$11.86
Total return[3]	1.05%	29.77%	-2.39%
Ratios and supplemental data
Net assets, end of period (thousands)	$32,461	$24,131	$67
Ratios to average net assets
Expenses[4]	1.16%[5]	1.24%	1.21%[5]
Net investment income	0.72%[5]	1.12%	1.65%[5]
Portfolio turnover rate	41%	30%	76%

[1]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 9.0%
Distributors 0.1%
Adesa, Inc. * (p)	5,500	$ 132,220
Hotels, Restaurants & Leisure 0.7%
Harrah's Entertainment, Inc. (p)	6,225	336,773
International Game Technology	13,707	529,090
865,863
Internet & Catalog Retail 1.3%
Amazon.com, Inc. * (p)	29,787	1,620,413
Media 2.2%
Comcast Corp., Class A *	32,017	897,436
Time Warner, Inc. *	54,362	955,684
Viacom, Inc., Class B	24,921	890,178
2,743,298
Multi-line Retail 0.5%
Target Corp. (p)	13,595	577,379
Specialty Retail 2.6%
Best Buy Co., Inc. (p)	11,918	604,719
Gap, Inc. (p)	29,325	711,131
Home Depot, Inc. (p)	18,622	655,495
Lowe's Companies, Inc. (p)	10,515	552,563
Staples, Inc. (p)	13,777	403,804
TBC Corp. *	17,166	408,551
3,336,263
Textiles, Apparel & Luxury Goods 1.6%
Nike, Inc., Class B	16,723	1,266,767
Polo Ralph Lauren Corp., Class A (p)	23,221	799,964
2,066,731
CONSUMER STAPLES 6.8%
Beverages 1.4%
Anheuser-Busch Companies, Inc.	10,247	553,338
Coca-Cola Co. (p)	10,753	542,811
PepsiCo, Inc.	13,477	726,141
1,822,290
Food & Staples Retailing 2.1%
BJ's Wholesale Club, Inc. * (p)	27,344	683,600
CVS Corp.	37,016	1,555,412
Wal-Mart Stores, Inc.	8,745	461,386
2,700,398
Food Products 0.8%
General Mills, Inc. (p)	19,988	950,030
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.9%
Procter & Gamble Co.	19,936	$ 1,085,316
Tobacco 1.6%
Altria Group, Inc. (p)	39,353	1,969,618
ENERGY 7.0%
Oil & Gas 7.0%
Apache Corp. (p)	15,002	653,337
BP plc, ADR	55,680	2,982,778
ConocoPhillips (p)	17,719	1,351,782
Exxon Mobil Corp.	87,560	3,888,540
8,876,437
FINANCIALS 22.0%
Capital Markets 5.1%
Bank of New York Co., Inc.	31,022	914,529
Goldman Sachs Group, Inc.	3,488	328,430
J.P. Morgan Chase & Co.	49,850	1,932,684
Legg Mason, Inc. (p)	6,871	625,330
Merrill Lynch & Co., Inc.	17,762	958,793
Morgan Stanley	12,997	685,852
State Street Corp.	7,570	371,233
T. Rowe Price Group, Inc. (p)	13,361	673,394
6,490,245
Commercial Banks 6.5%
Bank of America Corp.	44,118	3,733,265
Comerica, Inc. (p)	11,907	653,456
PNC Financial Services Group, Inc.	11,120	590,249
U.S. Bancorp (p)	43,219	1,191,116
Wells Fargo & Co. (p)	36,391	2,082,657
8,250,743
Consumer Finance 1.3%
American Express Co.	20,000	1,027,600
Capital One Financial Corp. (p)	9,182	627,865
1,655,465
Diversified Financial Services 2.7%
Citigroup, Inc.	73,707	3,427,376
Insurance 3.6%
ACE, Ltd. (p)	16,574	700,749
American International Group, Inc.	14,708	1,048,386
Chubb Corp.	8,113	553,144
Everest Reinsurance Group, Ltd.	3,591	288,573
Hartford Financial Services Group, Inc.	17,110	1,176,141
Prudential Financial, Inc. (p)	15,325	712,153
4,479,146
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate 0.1%
Global Signal, Inc. REIT (p)	6,100	$ 133,895
Thrifts & Mortgage Finance 2.7%
Fannie Mae	34,425	2,456,568
PMI Group, Inc. (p)	21,924	954,132
3,410,700
HEALTH CARE 12.7%
Biotechnology 0.9%
Amgen, Inc. *	6,879	375,387
ImClone Systems, Inc. * (p)	8,489	728,271
1,103,658
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	26,960	930,390
Millipore Corp. *	17,179	968,380
Zimmer Holdings, Inc. *	7,543	665,293
2,564,063
Health Care Providers & Services 1.9%
Aetna, Inc.	7,336	623,560
Caremark Rx, Inc. *	22,835	752,185
HCA, Inc.	24,060	1,000,655
2,376,400
Pharmaceuticals 7.9%
Abbott Laboratories	14,438	588,493
Allergan, Inc. (p)	7,697	689,035
Bristol-Myers Squibb Co.	24,053	589,299
Eli Lilly & Co. (p)	9,878	690,571
Johnson & Johnson	36,403	2,027,647
Merck & Co., Inc.	19,844	942,590
Pfizer, Inc.	74,160	2,542,205
Teva Pharmaceutical Industries, Ltd., ADR (p)	9,360	629,834
Wyeth	35,173	1,271,856
9,971,530
INDUSTRIALS 14.1%
Aerospace & Defense 1.5%
Boeing Co.	13,122	670,403
Honeywell International, Inc.	17,229	631,098
United Technologies Corp.	6,900	631,212
1,932,713
Airlines 1.1%
AMR Corp. * (p)	62,214	753,412
Southwest Airlines Co. (p)	39,316	659,329
1,412,741
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.8%
Masco Corp. (p)	30,369	$ 946,905
Construction & Engineering 0.2%
TERNA SA	90,000	195,140
Industrial Conglomerates 2.4%
General Electric Co.	62,224	2,016,058
Tyco International, Ltd. (p)	32,417	1,074,299
3,090,357
Machinery 8.1%
AGCO Corp. * (p)	45,574	928,342
Caterpillar, Inc.	8,263	656,413
Danaher Corp. (p)	26,796	1,389,373
Deere & Co.	15,751	1,104,775
Donaldson Co., Inc. (p)	33,355	977,302
Dover Corp.	37,655	1,585,275
ITT Industries, Inc. (p)	8,778	728,574
Navistar International Corp. * (p)	14,871	576,400
Oshkosh Truck Corp. (p)	11,681	669,438
SPX Corp. (p)	14,224	660,563
Timken Co. (p)	37,323	988,686
10,265,141
INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.8%
Cisco Systems, Inc. *	52,751	1,250,199
Corning, Inc. *	50,383	658,002
Lucent Technologies, Inc. * (p)	90,129	340,687
2,248,888
Computers & Peripherals 1.8%
Hewlett-Packard Co. (p)	28,072	592,320
International Business Machines Corp.	8,361	737,022
Lexmark International, Inc., Class A *	9,936	959,122
2,288,464
IT Services 0.6%
First Data Corp.	16,942	754,258
Semiconductors & Semiconductor Equipment 1.5%
Altera Corp. *	30,944	687,576
Intel Corp.	22,504	621,110
Texas Instruments, Inc. (p)	23,296	563,297
1,871,983
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.9%
Cadence Design Systems, Inc. * (p)	38,626	$ 565,098
Citrix Systems, Inc. * (p)	27,147	552,713
Intuit, Inc. *	14,085	543,399
Microsoft Corp.	75,448	2,154,795
Oracle Corp. *	202,534	2,416,231
6,232,236
MATERIALS 7.9%
Chemicals 4.1%
Air Products & Chemicals, Inc.	29,648	1,555,038
Dow Chemical Co. (p)	31,732	1,291,492
Ecolab, Inc. (p)	30,448	965,202
Lyondell Chemical Co. (p)	36,424	633,413
PPG Industries, Inc.	10,500	656,145
5,101,290
Containers & Packaging 0.5%
Pactiv Corp. *	26,962	672,432
Metals & Mining 2.3%
Alcoa, Inc.	19,811	654,357
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	18,469	612,247
Massey Energy Co. (p)	33,435	943,202
Phelps Dodge Corp. (p)	9,067	702,783
2,912,589
Paper & Forest Products 1.0%
Weyerhaeuser Co. (p)	20,733	1,308,667
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.2%
Centurytel, Inc. (p)	29,300	880,172
Chunghwa Telecom Co., Ltd., ADR (p)	18,608	328,245
SBC Communications, Inc. (p)	33,400	809,950
Verizon Communications, Inc.	22,000	796,180
2,814,547
Wireless Telecommunications Services 0.3%
Nextel Communications, Inc., Class A	13,000	346,580
UTILITIES 4.3%
Electric Utilities 3.7%
Cinergy Corp. (p)	7,600	288,800
E.ON AG	19,500	1,408,549
Enel	38,000	305,037
Exelon Corp. (p)	20,608	686,040
FirstEnergy Corp. (p)	17,942	671,210
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Pinnacle West Capital Corp. (p)	5,500	$ 222,145
Scottish and Southern Energy plc	20,000	247,099
TXU Corp. (p)	19,900	806,149
4,635,029
Multi-Utilities & Unregulated Power 0.6%
Dominion Resources, Inc.	7,504	473,353
Public Service Enterprise Group, Inc. (p)	7,743	309,952
783,305
Total Common Stocks (cost $110,326,446)		122,422,742
RIGHTS 0.0%
FINANCIALS 0.0%
Thrifts & Mortgage Finance 0.0%
Bank United Corp. * (cost $4,590)	13,500	945
SHORT-TERM INVESTMENTS 27.3%
MUTUAL FUND SHARES 27.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	5,228,719	5,228,719
Navigator Prime Portfolio (pp)	29,246,533	29,246,533
Total Short-Term Investments (cost $34,475,252)		34,475,252
Total Investments (cost $144,806,288) 124.2%		156,898,939
Other Assets and Liabilities (24.2%)		(30,573,932)
Net Assets 100.0%		$ 126,325,007

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $144,806,288) including $28,745,683 of
securities loaned	$ 156,898,939
Receivable for securities sold	1,157,968
Dividends receivable	150,511
Receivable for securities lending income	2,611

Total assets	158,210,029

Liabilities
Payable for securities purchased	2,611,615
Payable for securities on loan	29,246,533
Advisory fee payable	2,576
Distribution Plan expenses payable	220
Due to other related parties	384
Accrued expenses and other liabilities	23,694

Total liabilities	31,885,022

Net assets	$ 126,325,007

Net assets represented by
Paid-in capital	$ 129,708,970
Undistributed net investment income	542,091
Accumulated net realized gains or losses on securities and foreign currency
related transactions	(16,018,705)
Net unrealized gains on securities	12,092,651

Total net assets	$ 126,325,007

Net assets consists of
Class 1	$ 93,863,954
Class 2	32,461,053

Total net assets	$ 126,325,007

Shares outstanding
Class 1	6,046,870
Class 2	2,099,206

Net asset value per share
Class 1	$ 15.52
Class 2	$ 15.46

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $18,812)	$ 1,135,222

Expenses
Advisory fee	456,877
Distribution Plan expenses	35,684
Administrative services fee	60,837
Transfer agent fees	81
Trustees' fees and expenses	1,206
Printing and postage expenses	10,042
Custodian and accounting fees	15,640
Professional fees	7,419
Other	188

Total expenses	587,974
Less: Expense reductions	(239)

Net expenses	587,735

Net investment income	547,487

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	4,547,332
Foreign currency related transactions	11,030

Net realized gains on securities and foreign currency related transactions	4,558,362
Net change in unrealized gains or losses on securities	(3,806,686)

Net realized and unrealized gains or losses on securities and foreign currency
related transactions	751,676

Net increase in net assets resulting from operations	$ 1,299,163

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 547,487		$ 582,838
Net realized gains or losses on securities and foreign currency related transactions		4,558,362		1,216,130
Net change in unrealized gains or losses on securities		(3,806,686)		12,729,830

Net increase in net assets resulting from operations		1,299,163		14,528,798

Distributions to shareholders from
Net investment income
Class 1		0		(499,294)
Class 2		0		(107,710)

Total distributions to shareholders		0		(607,004)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	311,526	4,813,986	237,122	3,293,482
Class 2	557,420	8,631,695	141,010	2,051,436

		13,445,681		5,344,918

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	34,217	499,294
Class 2	0	0	7,197	107,710

		0		607,004

Payment for shares redeemed
Class 1	(406,722)	(6,256,018)	(1,101,951)	(13,337,110)
Class 2	(35,033)	(533,411)	(15,564)	(219,650)

		(6,789,429)		(13,556,760)

Net asset value of shares issued in acquisition
Class 1	0	0	2,904,240	42,652,070
Class 2	0	0	1,438,531	21,071,677

		0		63,723,747

Net increase in net assets resulting from capital share transactions		6,656,252		56,118,909

Total increase in net assets		7,955,415		70,040,703
Net assets
Beginning of period		118,369,592		48,328,889

End of period		$ 126,325,007		$ 118,369,592

Undistributed (overdistributed) net investment income		$ 542,091		$ (5,396)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Growth and Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $21,466 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen VA Capital Growth Fund ("VA Capital Growth Fund") in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of VA Capital Growth Fund at an exchange ratio of 0.81 and 0.82 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $4,395,565. The aggregate net assets of the Fund and VA Capital Growth Fund immediately prior to the acquisition were $47,742,729 and $63,723,747, respectively. The aggregate net assets of the Fund immediately after the acquisition were $111,466,476.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $54,345,475 and $48,764,672, respectively, for the six months ended June 30, 2004.

During the six months ended June 30, 2004, the Fund loaned securities to certain brokers. At June 30, 2004, the value of securities on loan and the value of collateral amounted to $28,745,683 and $29,246,533, respectively. During the six months ended June 30, 2004, the Fund earned $2,707 in income from securities lending which is included in dividend income on the Statement of Operations.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $144,858,198. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,448,103 and $1,407,362, respectively, with a net unrealized appreciation of $12,040,741.

As of December 31, 2003, the Fund had $20,577,067 in capital loss carryovers for federal income tax purposes with $10,141,434 expiring in 2009 and $10,435,633 expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004 the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566887 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Growth Fund

Evergreen VA Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Growth Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Theodore W. Price, CFA
Small Cap Growth Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	3.96%	3.81%

Average annual return

1 year	23.29%	23.06%

5 year	7.44%	7.34%

Since portfolio inception	3.47%	3.39%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Growth Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2003[2]	2002[2]	2001	2000[3]	1999[3]
Net asset value, beginning of period	$12.12	$8.72	$11.93	$15.71	$13.87	$11.46
Income from investment operations
Net investment loss	-0.05	-0.08	-0.07	-0.06	-0.04	-0.07
Net realized and unrealized gains or losses on securities	0.53	3.48	-3.14	-1.42	1.88	2.50
Total from investment operations	0.48	3.40	-3.21	-1.48	1.84	2.43
Distributions to shareholders from
Net investment income	0	0	0	0	0	-0.02
Net realized gains	0	0	0	-2.30	0	0
Total distributions to shareholders	0	0	0	-2.30	0	-0.02
Net asset value, end of period	$12.60	$12.12	$8.72	$11.93	$15.71	$13.87
Total return[4]	3.96%	38.99%	-26.91%	-6.68%	13.27%	21.21%
Ratios and supplemental data
Net assets, end of period (thousands)	$20,228	$19,855	$14,095	$17,505	$20,266	$15,888
Ratios to average net assets
Expenses[5]	0.96%[6]	1.00%	0.97%	0.90%	0.77%	1.33%
Net investment loss	-0.75%[6]	-0.75%	-0.69%	-0.48%	-0.24%	-0.67%
Portfolio turnover rate	44%	118%	94%	99%	144%	143%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Effective at the close of business on February 1, 2000, Evergreen VA Growth Fund acquired the net assets of Mentor VIP Growth Portfolio. Mentor VIP Growth Portfolio was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to February 1, 2000 are those of Mentor VIP Growth Portfolio.

[4]   Total return does not reflect charges attributable to your insurance company's separate account.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003[1]	2002[1,2]
Net asset value, beginning of period	$12.08	$8.71	$8.79
Income from investment operations
Net investment loss	-0.05	-0.11	-0.03
Net realized and unrealized gains or losses on securities	0.51	3.48	-0.05
Total from investment operations	0.46	3.37	-0.08
Net asset value, end of period	$12.54	$12.08	$8.71
Total return[3]	3.81%	38.69%	-0.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,303	$2,570	$264
Ratios to average net assets
Expenses[4]	1.21%[5]	1.26%	1.20%[5]
Net investment loss	-1.00%[5]	-1.03%	-0.87%[5]
Portfolio turnover rate	44%	118%	94%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 15.5%
Automobiles 0.8%
Monaco Coach Corp.	6,950	$ 195,782
Hotels, Restaurants & Leisure 3.2%
Applebee's International, Inc.	2,613	60,140
P.F. Chang's China Bistro, Inc. *	2,800	115,220
Penn National Gaming, Inc. *	4,950	164,340
Rare Hospitality International, Inc. *	4,400	109,560
Ruby Tuesday, Inc.	4,750	130,387
Shuffle Master, Inc. *	5,425	196,982
776,629
Household Durables 0.3%
WCI Communities, Inc. *	3,708	82,725
Internet & Catalog Retail 0.9%
GSI Commerce, Inc. *	4,900	47,187
Priceline.com *	6,200	166,966
214,153
Leisure Equipment & Products 1.3%
Marvel Enterprises, Inc. *	8,150	159,088
SCP Pool Corp. *	3,350	150,750
309,838
Media 2.1%
Cumulus Media, Inc., Class A *	9,100	152,971
Radio One, Inc., Class D *	15,450	247,355
Spanish Broadcasting System, Inc., Class A *	13,100	121,961
522,287
Multi-line Retail 0.4%
Conn's, Inc. *	7,100	111,896
Specialty Retail 6.5%
America's Car-Mart, Inc. *	4,200	126,126
AnnTaylor Stores Corp. *	4,600	133,308
Cost Plus, Inc. *	3,800	123,310
Guitar Center, Inc. *	4,100	182,327
Hibbett Sporting Goods, Inc. *	5,287	144,599
Michaels Stores, Inc.	1,800	99,000
Monro Muffler Brake, Inc. *	5,750	139,495
Select Comfort Corp. *	7,000	198,800
Stage Stores, Inc. *	3,500	131,810
Steiner Leisure, Ltd. *	7,000	154,000
West Marine, Inc. *	5,800	155,730
1,588,505
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
Performance Food Group Co. *	3,700	$ 98,198
United Natural Foods, Inc. *	2,700	78,057
176,255
ENERGY 6.0%
Energy Equipment & Services 3.9%
Grey Wolf, Inc. *	36,100	153,064
Lone Star Technologies, Inc. *	5,700	157,092
Oceaneering International, Inc. *	5,500	188,375
Superior Energy Services, Inc. *	20,650	207,532
Unit Corp. *	8,400	264,180
970,243
Oil & Gas 2.1%
Comstock Resources, Inc. *	9,500	184,870
Ultra Petroleum Corp. *	8,750	326,638
511,508
FINANCIALS 8.6%
Capital Markets 0.8%
Investors Financial Services Corp.	4,450	193,931
Commercial Banks 2.9%
Boston Private Financial Holdings, Inc.	5,050	116,958
East West Bancorp, Inc.	7,078	217,295
Silicon Valley Bancshares *	3,300	130,845
Southwest Bancorp of Texas, Inc.	5,800	255,896
720,994
Consumer Finance 0.7%
Asta Funding, Inc.	9,594	166,936
Insurance 3.2%
Argonaut Group, Inc. *	7,800	143,754
HCC Insurance Holdings, Inc.	4,450	148,674
Hub International, Ltd.	9,100	173,719
Markel Corp. *	850	235,875
U.S.I. Holdings Corp. *	5,561	87,864
789,886
Thrifts & Mortgage Finance 1.0%
BankAtlantic Bancorp, Inc., Class A	7,400	136,530
Dime Community Bancshares, Inc.	6,050	105,754
242,284
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 17.4%
Biotechnology 4.0%
Celgene Corp. *	1,900	$ 108,794
Connetics Corp. *	7,500	151,500
DOV Pharmaceutical, Inc. *	7,900	110,284
Isis Pharmaceuticals, Inc. *	15,600	89,544
Martek Biosciences Corp. *	3,550	199,403
Onyx Pharmaceuticals, Inc. *	3,500	148,260
Telik, Inc. *	6,750	161,123
968,908
Health Care Equipment & Supplies 5.2%
American Medical Systems Holdings, Inc. *	6,150	207,255
Inamed Corp. *	2,300	144,555
Kensey Nash Corp. *	4,700	162,150
Kinetic Concepts, Inc. *	1,100	54,890
Kyphon, Inc. *	5,100	143,718
ResMed, Inc. *	2,800	142,688
Respironics, Inc. *	4,350	255,562
Wright Medical Group, Inc. *	4,400	156,640
1,267,458
Health Care Providers & Services 5.8%
Advisory Board Co. *	3,400	121,040
Beverly Enterprises, Inc. *	14,500	124,700
Centene Corp. *	4,700	181,185
LabOne, Inc. *	4,700	149,366
Pediatrix Medical Group, Inc. *	3,000	209,550
PSS World Medical, Inc. *	14,000	156,800
Psychiatric Solutions, Inc. *	3,700	92,241
Select Medical Corp.	9,500	127,490
Symbion, Inc. *	3,800	66,348
VCA Antech, Inc. *	4,400	197,208
1,425,928
Pharmaceuticals 2.4%
AtheroGenics, Inc. *	7,300	138,919
Bradley Pharmaceuticals, Inc., Class A *	6,800	189,720
Medicines Co. *	3,900	118,989
Medicis Pharmaceutical Corp., Class A	3,600	143,820
591,448
INDUSTRIALS 16.9%
Aerospace & Defense 0.6%
Sypris Solutions, Inc.	7,400	142,006
Air Freight & Logistics 2.1%
Forward Air Corp. *	7,100	265,540
UTi Worldwide, Inc.	4,950	260,815
526,355
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Airlines 0.7%
SkyWest, Inc.	9,350	$ 162,784
Commercial Services & Supplies 3.9%
Corrections Corporation of America *	4,800	189,552
DiamondCluster International, Inc., Class A *	13,500	117,315
Heidrick & Struggles International, Inc. *	6,700	198,856
Kforce, Inc. *	15,000	141,600
Resources Connection, Inc. *	3,200	125,152
Stericycle, Inc. *	3,750	194,025
966,500
Electrical Equipment 1.1%
Power-One, Inc. *	24,850	272,853
Machinery 5.5%
Actuant Corp., Class A *	7,700	300,223
IDEX Corp.	6,800	233,580
Kennametal, Inc.	5,100	233,580
Nordson Corp.	4,500	195,165
Oshkosh Truck Corp.	4,200	240,702
Terex Corp. *	4,000	136,520
1,339,770
Road & Rail 0.7%
Old Dominion Freight Line, Inc. *	5,800	170,984
Trading Companies & Distributors 2.3%
Hughes Supply, Inc.	4,700	276,971
MSC Industrial Direct Co., Inc., Class A	8,850	290,634
567,605
INFORMATION TECHNOLOGY 31.5%
Communications Equipment 5.8%
Andrew Corp. *	15,800	316,158
AudioCodes, Ltd. *	11,764	140,933
F5 Networks, Inc. *	9,300	246,264
NetSolve, Inc. *	19,000	188,100
Packeteer, Inc. *	6,600	106,590
Powerwave Technologies, Inc. *	26,300	202,510
Stratex Networks, Inc. *	22,000	64,900
ViaSat, Inc. *	6,100	152,195
1,417,650
Computers & Peripherals 1.7%
Applied Films Corp. *	5,700	165,414
InFocus Corp. *	10,200	86,700
Synaptics, Inc. *	8,300	158,945
411,059
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.0%
Aeroflex, Inc. *	18,500	$ 265,105
Benchmark Electronics, Inc. *	6,625	192,788
Parlex Corp. *	5,290	34,385
492,278
Internet Software & Services 4.5%
Ask Jeeves, Inc. *	2,700	105,381
Digital River, Inc. *	4,000	130,520
Equinix, Inc. *	8,378	284,349
Interwoven, Inc. *	10,900	110,090
NIC, Inc. *	9,900	70,983
Openwave Systems, Inc. *	18,084	229,667
Retek, Inc. *	9,300	57,102
ValueClick, Inc. *	9,500	113,810
1,101,902
IT Services 4.4%
Alliance Data Systems Corp. *	5,250	221,812
Cognizant Technology Solutions Corp., Class A *	6,100	155,001
eFunds Corp. *	13,600	238,000
Global Payments, Inc.	5,550	249,861
MPS Group, Inc. *	18,150	219,978
1,084,652
Semiconductors & Semiconductor Equipment 6.9%
ATMI, Inc. *	12,250	334,547
August Technology Corp. *	5,600	70,224
Exar Corp. *	17,550	257,283
Genesis Microchip, Inc. *	8,900	122,553
LTX Corp. *	20,000	216,200
Micrel, Inc. *	9,450	114,818
Pixelworks, Inc. *	7,000	107,240
Semtech Corp. *	10,700	251,878
Silicon Image, Inc. *	15,500	203,515
Sipex Corp. *	3,100	17,670
1,695,928
Software 6.2%
Activision, Inc. *	8,000	127,200
Agile Software Corp. *	28,400	248,500
ANSYS, Inc. *	2,400	112,800
Aspen Technology, Inc. *	10,900	79,134
Callidus Software, Inc. *	3,600	18,720
Concur Technologies, Inc. *	8,000	85,600
Kronos, Inc. *	3,400	140,080
Micromuse, Inc. *	16,700	111,723
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
MicroStrategy, Inc., Class A *	1,900	$ 81,130
Moldflow Corp. *	17,100	186,732
RSA Security, Inc. *	9,200	188,324
Sonic Solutions *	6,500	138,125
1,518,068
MATERIALS 0.6%
Chemicals 0.6%
Headwaters, Inc. *	5,300	137,429
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunications Services 0.3%
Alamosa Holdings, Inc. *	10,000	73,500
Total Common Stocks (cost $18,957,877)		23,908,917
SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund (o) (cost $1,107,714)	1,107,714	1,107,714
Total Investments (cost $20,065,591) 102.0%		25,016,631
Other Assets and Liabilities (2.0%)		(486,210)
Net Assets 100.0%		$ 24,530,421

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $20,065,591)	$ 25,016,631
Receivable for securities sold	50,993
Dividends receivable	2,070
Prepaid expenses and other assets	733

Total assets	25,070,427

Liabilities
Payable for securities purchased	528,787
Advisory fee payable	696
Distribution Plan expenses payable	29
Due to other related parties	280
Accrued expenses and other liabilities	10,214

Total liabilities	540,006

Net assets	$ 24,530,421

Net assets represented by
Paid-in capital	$ 21,522,219
Undistributed net investment loss	(93,566)
Accumulated net realized losses on securities	(1,849,272)
Net unrealized gains on securities	4,951,040

Total net assets	$ 24,530,421

Net assets consists of
Class 1	$ 20,227,813
Class 2	4,302,608

Total net assets	$ 24,530,421

Shares outstanding
Class 1	1,605,020
Class 2	343,079

Net asset value per share
Class 1	$ 12.60
Class 2	$ 12.54

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Dividends (net of withholding tax of $123)	$ 20,152
Income from affiliate	4,810

Total investment income	24,962

Expenses
Advisory fee	83,127
Distribution Plan expenses	4,473
Administrative services fee	11,860
Transfer agent fees	255
Trustees' fees and expenses	262
Printing and postage expenses	7,460
Custodian and accounting fees	3,206
Professional fees	7,021
Other	855

Total expenses	118,519
Less: Expense reductions	(43)

Net expenses	118,476

Net investment loss	(93,514)

Net realized and unrealized gains or losses on securities
Net realized gains on securites	811,606
Net change in unrealized gains or losses on securities	165,208

Net realized and unrealized gains or losses on securities	976,814

Net increase in net assets resulting from operations	$ 883,300

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment loss		$ (93,514)		$ (131,866)
Net realized gains on securities		811,606		1,710,514
Net change in unrealized gains or losses on securities		165,208		4,135,016

Net increase in net assets resulting from operations		883,300		5,713,664

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	128,019	1,606,838	386,093	4,084,419
Class 2	137,320	1,707,073	265,096	2,662,828

		3,313,911		6,747,247

Payment for shares redeemed
Class 1	(160,720)	(2,006,290)	(365,229)	(3,683,000)
Class 2	(7,004)	(85,094)	(82,680)	(712,861)

		(2,091,384)		(4,395,861)

Net increase in net assets resulting from capital share transactions		1,222,527		2,351,386

Total increase in net assets		2,105,827		8,065,050
Net assets
Beginning of period		22,424,594		14,359,544

End of period		$ 24,530,421		$ 22,424,594

Undistributed net investment loss		$ (93,566)		$ (52)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2004 were $13,492.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $1,580 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,737,687 and $10,076,202, respectively, for the six months ended June 30, 2004.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $20,228,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,261,035 and $472,905, respectively, with a net unrealized appreciation of $4,788,130.

As of December 31, 2003, the Fund had $2,380,100 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566900 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA High Income Fund

Evergreen VA High Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA High Income Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes. The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts. No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains. Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	1.44%	1.34%

Average annual return

1 year	8.89%	8.73%

5 year	8.45%	8.35%

Since portfolio inception	8.45%	8.35%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA High Income Fund Class 1 shares, versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[2]
		Year Ended December 31,
CLASS 1[1]		2003[2]	2002	2001	2000[3]	1999[3,4]
Net asset value, beginning of period	$10.45	$9.93	$9.52	$9.37	$10.15	$10.00
Income from investment operations
Net investment income	0.36	0.83	0.27	0.81	0.91	0.29
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.21	0.98	0.41	0.15	-0.78	0.16
Total from investment operations	0.15	1.81	0.68	0.96	0.13	0.45
Distributions to shareholders from net investment income	0	-1.29	-0.27	-0.81	-0.91	-0.30
Net asset value, end of period	$10.60	$10.45	$9.93	$9.52	$9.37	$10.15
Total return[5]	1.44%	18.26%	7.15%	10.27%	1.31%	4.46%
Ratios and supplemental data
Net assets, end of period (thousands)	$10,954	$11,485	$26,222	$5,310	$4,913	$5,257
Ratios to average net assets
Expenses[6]	1.00%[7]	0.98%	1.00%	1.01%	1.01%	1.02%[7]
Net investment income	6.84%[7]	7.76%	7.93%	8.49%	8.97%	5.88%[7]
Portfolio turnover rate	41%	77%	87%	131%	174%	19%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Effective at the close of business on February 1, 2000 Evergreen VA High Income Fund acquired the net assets of Mentor VIP High Income Portfolio ("Mentor Portfolio"). Mentor Portfolio was the accounting and performance survivor in this transaction. The financial highlights for periods prior to February 2, 2000 are those of Mentor Portfolio.

[4]   For the period from June 30, 1999 (commencement of class operations), to December 31, 1999.

[5]   Total return does not reflect charges attributable to your insurance company's separate account.

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[1]
		Year Ended December 31,
CLASS 2		2003[1]	2002[2]
Net asset value, beginning of period	$10.43	$9.91	$9.77
Income from investment operations
Net investment income	0.34	0.80	0.15
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.20	0.99	0.26
Total from investment operations	0.14	1.79	0.41
Distributions to shareholders from net investment income	0	-1.27	-0.27
Net asset value, end of period	$10.57	$10.43	$9.91
Total return[3]	1.34%	18.11%	4.16%
Ratios and supplemental data
Net assets, end of period (thousands)	$11,387	$7,804	$965
Ratios to average net assets
Expenses[4]	1.25%[5]	1.25%	1.27%[5]
Net investment income	6.60%[5]	7.39%	7.63%[5]
Portfolio turnover rate	41%	77%	87%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS 83.0%
CONSUMER DISCRETIONARY 21.4%
Auto Components 3.5%
Collins & Aikman Products Co.:
10.75%, 12/31/2011	$ 48,000	$ 48,480
11.50%, 04/15/2006	60,000	59,400
Dana Corp., 9.00%, 08/15/2011	150,000	176,250
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	85,000	87,125
Meritor Automotive, Inc., 6.80%, 02/15/2009	153,000	156,443
RJ Tower Corp., 12.00%, 06/01/2013	150,000	144,375
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	100,000	113,500
785,573
Hotels, Restaurants & Leisure 4.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	110,000	125,950
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A	155,000	155,000
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	45,000	43,875
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 144A	100,000	111,500
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	190,750
La Quinta Corp., 8.875%, 03/15/2011	20,000	21,600
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	100,000	105,500
Venetian Casino Resort LLC, 11.00%, 06/15/2010	175,000	203,000
957,175
Household Durables 1.1%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	35,000	35,262
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	35,000	34,563
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014 144A	60,000	55,200
Meritage Corp., 9.75%, 06/01/2011	50,000	55,250
WCI Communities, Inc., 9.125%, 05/01/2012	60,000	65,100
245,375
Leisure Equipment & Products 0.5%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	100,000	109,500
Media 4.9%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	184,625
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	150,000	148,500
CCO Holdings LLC, 8.75%, 11/15/2013 144A	175,000	168,438
Cinemark, Inc., Sr. Disc. Note, Step Bond, 0.00%, 03/15/2009 144A †	100,000	65,750
CSC Holdings, Inc., 7.625%, 04/01/2011	40,000	40,300
Dex Media East LLC:
9.875%, 11/15/2009	50,000	56,375
12.125%, 11/15/2012	125,000	146,562
Dex Media West LLC, Ser. B, 9.875%, 08/15/2013 144A	175,000	192,937
Emmis Communications Corp., 6.875%, 05/15/2012 144A	105,000	103,425
1,106,912
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 6.6%
Aearo Co., 8.25%, 04/15/2012 144A	$ 25,000	$ 25,625
Cole National Group, Inc., 8.875%, 05/15/2012	175,000	187,687
Elizabeth Arden, Inc., 7.75%, 01/15/2014 144A	400,000	409,000
FTD, Inc., 7.75%, 02/15/2014	250,000	233,125
General Nutrition Centers, Inc., 8.50%, 12/01/2010 144A	175,000	182,438
Group 1 Automotive, Inc., 8.25%, 08/15/2013	175,000	184,187
Office Depot, Inc., 10.00%, 07/15/2008	50,000	57,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	56,250
United Auto Group, Inc., 9.625%, 03/15/2012	50,000	55,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	81,000
1,472,062
Textiles, Apparel & Luxury Goods 0.5%
Finlay Fine Jewelry Corp., 8.375%, 06/01/2012 144A	100,000	104,250
CONSUMER STAPLES 3.3%
Food & Staples Retailing 0.2%
Rite Aid Corp., 9.50%, 02/15/2011	30,000	33,225
Food Products 0.9%
Del Monte Foods Co., 8.625%, 12/15/2012	30,000	32,475
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	62,250
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	105,000	114,713
209,438
Personal Products 1.7%
Playtex Products, Inc.:
8.00%, 03/01/2011 144A	200,000	209,250
9.375%, 06/01/2011	175,000	171,062
380,312
Tobacco 0.5%
North Atlantic Trading, Inc., 9.25%, 03/01/2012 144A	105,000	102,113
ENERGY 10.4%
Energy Equipment & Services 3.7%
Dresser, Inc., 9.375%, 04/15/2011	250,000	268,750
General Maritime Corp., 10.00%, 03/15/2013	45,000	49,781
Grant Prideco, Inc., 9.00%, 12/15/2009	100,000	109,250
Lone Star Technologies, Inc., 9.00%, 06/01/2011	100,000	104,750
NRG Energy, Inc., 8.00%, 12/15/2013 144A	65,000	65,975
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	175,000	185,500
SESI LLC, 8.875%, 05/15/2011	50,000	54,125
838,131
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas 6.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$ 225,000	$ 220,500
El Paso Energy Partners LP, 8.50%, 06/01/2011	92,000	100,050
El Paso Production Holding Co., 7.75%, 06/01/2013	120,000	110,700
Encore Acquisition Co., 6.25%, 04/15/2014 144A	60,000	56,700
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	20,000	20,300
Exco Resources, Inc., 7.25%, 01/15/2011	25,000	25,500
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	50,000	50,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	225,000	246,375
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	75,000	74,625
9.50%, 02/01/2013	100,000	115,750
Stone Energy Corp., 8.25%, 12/15/2011	110,000	115,225
Tesoro Petroleum Corp.:
9.625%, 04/01/2012	150,000	169,125
Ser. B, 9.00%, 07/01/2008	175,000	181,125
1,486,725
FINANCIALS 7.5%
Capital Markets 0.3%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	71,000	73,130
Commercial Banks 0.9%
Western Financial Bank, 9.625%, 05/15/2012	175,000	193,375
Diversified Financial Services 0.9%
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%,
02/01/2009 144A †	150,000	100,125
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	125,000	110,312
210,437
Insurance 0.9%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	191,625
Real Estate 4.5%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	95,000	99,750
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008 REIT	94,000	96,820
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	175,000	172,375
LNR Property Corp., 7.625%, 07/15/2013	175,000	175,000
Lyon William Homes, Inc., 7.50%, 02/15/2014 144A	175,000	163,625
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014 144A REIT	25,000	23,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT	175,000	178,500
Universal City Development Partners, 11.75%, 04/01/2010	90,000	104,625
1,014,445
HEALTH CARE 3.6%
Health Care Equipment & Supplies 0.8%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	178,500
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 2.8%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	$ 75,000	$ 77,063
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	26,000	29,770
Select Medical Corp., 9.50%, 06/15/2009	133,000	142,975
Team Health, Inc., 9.00%, 04/01/2012 144A	80,000	77,200
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	120,000	122,700
Vicar Operating, Inc., 9.875%, 12/01/2009	150,000	165,750
615,458
INDUSTRIALS 11.1%
Aerospace & Defense 0.1%
Argo Tech Corp., 9.25%, 06/01/2011 144A	25,000	25,875
Building Products 0.4%
Maax Corp., 9.75%, 06/15/2012 144A	100,000	103,500
Commercial Services & Supplies 6.6%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 144A	175,000	174,125
7.375%, 04/15/2014 144A	200,000	195,500
American Color Graphics, Inc., 10.00%, 06/15/2010	71,000	63,723
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	75,000	76,125
Coinmach Corp., 9.00%, 02/01/2010	175,000	176,312
Geo Group, Inc., 8.25%, 07/15/2013	175,000	174,125
Hines Nurseries, Inc., 10.25%, 10/01/2011	38,000	41,610
NationsRent, Inc., 9.50%, 10/15/2010 144A	175,000	187,250
Service Corporation International:
6.75%, 04/01/2016 144A	60,000	55,800
7.70%, 04/15/2009	175,000	180,250
Williams Scotsman, Inc., 9.875%, 06/01/2007	150,000	149,625
1,474,445
Machinery 2.9%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	240,000	253,200
SPX Corp., 7.50%, 01/01/2013	25,000	25,750
Terex Corp.:
7.375%, 01/15/2014	95,000	93,575
10.375%, 04/01/2011	50,000	56,000
Wolverine Tube, Inc.:
7.375%, 08/01/2008 144A	200,000	197,000
Ser. B, 10.50%, 04/01/2009	15,000	16,500
642,025
Transportation Infrastructure 1.1%
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	238,750
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.8%
Telex Communications, Inc., 11.50%, 10/15/2008	$ 175,000	$ 186,375
Internet Software & Services 1.0%
UGS Corp., 10.00%, 06/01/2012 144A	200,000	214,000
IT Services 0.7%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	150,000	154,688
MATERIALS 14.8%
Chemicals 6.1%
Equistar Chemicals LP, 10.625%, 05/01/2011	200,000	223,000
FMC Corp., 10.25%, 11/01/2009	40,000	46,200
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A (n)	100,000	58,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	45,000	50,963
Huntsman International LLC:
9.875%, 03/01/2009	175,000	189,875
11.50%, 07/15/2012 144A	175,000	178,062
Lyondell Chemical Co., 9.50%, 12/15/2008	100,000	104,750
Methanex Corp., 8.75%, 08/15/2012	40,000	45,200
Millennium America, Inc., 9.25%, 06/15/2008	175,000	189,000
Nalco Co., 8.875%, 11/15/2013 144A	175,000	184,187
OM Group, Inc., 9.25%, 12/15/2011	100,000	103,000
1,372,737
Containers & Packaging 4.3%
Graphic Packaging International, Inc., 8.50%, 08/15/2011	125,000	134,375
Jarden Corp., 9.75%, 05/01/2012	100,000	109,250
Jefferson Smurfit Group, 7.50%, 06/01/2013	175,000	174,125
Owens-Brockway Glass Container, Inc.:
8.75%, 11/15/2012	50,000	54,500
8.875%, 02/15/2009	175,000	189,875
Reddy Ice Group, Inc., 8.875%, 08/01/2011	175,000	185,500
Stone Container Corp., 9.75%, 02/01/2011	100,000	110,500
958,125
Metals & Mining 2.9%
Alaska Steel Corp., 7.75%, 06/15/2012	125,000	113,438
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	70,000	64,400
7.50%, 11/15/2006	100,000	102,750
10.125%, 02/01/2010	90,000	99,900
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	68,000	72,420
Peabody Energy Corp., 5.875%, 04/15/2016	75,000	68,625
U.S. Steel Corp., 10.75%, 08/01/2008	111,000	127,372
648,905
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 1.5%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	$ 175,000	$ 177,625
Georgia Pacific Corp., 8.125%, 05/15/2011	115,000	127,650
Millar Western Forest Products, 7.75%, 11/15/2013 144A	25,000	25,250
330,525
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 3.3%
CBD Media LLC / CBD Finance, Inc., 8.625%, 06/01/2011	175,000	185,063
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	175,000	178,500
FairPoint Communications, Inc., 12.50%, 05/01/2010	50,000	53,500
Insight Midwest LP, 9.75%, 10/01/2009	100,000	106,000
RCN Corp., 12.50%, 06/30/2008 (h)	195,654	200,545
723,608
Wireless Telecommunications Services 2.5%
American Tower Corp., 9.375%, 02/01/2009	25,000	26,813
American Towers, Inc., 7.25%, 12/01/2011	50,000	50,375
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	175,000	199,318
Dobson Communications Corp., 10.875%, 07/01/2010	125,000	108,125
Nextel Communications, Inc., 6.875%, 10/31/2013	106,000	105,602
Rural Cellular Corp., 8.25%, 03/15/2012 144A	20,000	20,550
SpectraSite, Inc., 8.25%, 05/15/2010	50,000	51,750
562,533
UTILITIES 2.6%
Electric Utilities 0.8%
Edison Mission Energy, 9.875%, 04/15/2011	175,000	183,313
Multi-Utilities & Unregulated Power 1.8%
AES Corp., 9.50%, 06/01/2009	175,000	187,906
Calpine Corp., 8.50%, 02/15/2011	42,500	27,944
Reliant Resources, Inc., 9.25%, 07/15/2010	175,000	187,687
403,537
Total Corporate Bonds (cost $18,002,013)		18,530,702
YANKEE OBLIGATIONS - CORPORATE 5.9%
CONSUMER DISCRETIONARY 1.3%
Media 1.3%
IMAX Corp., 9.625%, 12/01/2010 144A	300,000	282,750
INDUSTRIALS 1.4%
Industrial Conglomerates 0.8%
Stena AB, 7.50%, 11/01/2013	175,000	173,906
Marine 0.4%
CP Ships, Ltd., 10.375%, 07/15/2012	75,000	86,062
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
INDUSTRIALS continued
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	$ 50,000	$ 50,438
INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc., 7.875%, 07/01/2011	115,000	117,875
MATERIALS 1.5%
Containers & Packaging 0.8%
Crown European Holdings SA, 9.50%, 03/01/2011	175,000	191,625
Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	18,000	20,160
Paper & Forest Products 0.6%
Ainsworth Lumber Co., Ltd., 6.75%, 03/15/2014 144A	140,000	131,950
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.4%
Northern Telecom, Ltd., 6.875%, 09/01/2023	100,000	89,000
Wireless Telecommunications Services 0.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014 144A	60,000	55,500
9.625%, 05/01/2011 144A	60,000	67,650
123,150
UTILITIES 0.3%
Multi-Utilities & Unregulated Power 0.3%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	90,000	59,850
Total Yankee Obligations - Corporate (cost $1,334,666)		1,326,766

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	4,154	23,013
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	2,196
Total Common Stocks (cost $528,903)		25,209
WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Expiring 06/03/2006 *	335	553
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

WARRANTS continued
CONSUMER DISCRETIONARY continued
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 *(h)+	50	$ 1
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A *(h)+	100	0
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc., Expiring 02/28/2005 *(h)+	612	0
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 *(h)+	25,000	0
Total Warrants (cost $322,175)		554
SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
Evergreen Institutional Money Market Fund (o) (cost $2,089,201)	2,089,201	2,089,201
Total Investments (cost $22,276,958) 98.3%		21,972,432
Other Assets and Liabilities 1.7%		368,716
Net Assets 100.0%		$ 22,341,148

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amoritization of discount at acquisitions.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discounts at acquisition. The rate shown is the stated rate at the current period end.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investment in securities, at value (cost $22,276,958)	$ 21,972,432
Receivable for securities sold	15,337
Interest receivable	424,553
Prepaid expenses and other assets	23,210

Total assets	22,435,532

Liabilities
Payable for securities purchased	80,171
Advisory fee payable	414
Distribution Plan expenses payable	78
Due to other related parties	69
Accrued expenses and other liabilities	13,652

Total liabilities	94,384

Net assets	$ 22,341,148

Net assets represented by
Paid-in capital	$ 31,732,244
Undistributed net investment income	699,821
Accumulated net realized losses on securities and foreign currency related transactions	(9,786,391)
Net unrealized losses on securities	(304,526)

Total net assets	$ 22,341,148

Net assets consists of
Class 1	$ 10,954,421
Class 2	11,386,727

Total net assets	$ 22,341,148

Shares outstanding
Class 1	1,033,106
Class 2	1,077,636

Net asset value per share
Class 1	$ 10.60
Class 2	$ 10.57

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Interest	$ 815,846

Expenses
Advisory fee	72,825
Distribution Plan expenses	12,104
Administrative services fee	10,390
Transfer agent fees	79
Trustees' fees and expenses	1,474
Printing and postage expenses	10,585
Custodian and accounting fees	3,182
Professional fees	7,764
Other	317
Total expenses	118,720
Less: Expense reductions	(461)
Fee waivers	(2,360)

Net expenses	115,899

Net investment income	699,947

Net realized and unrealized gains or losses on securities
Net realized gains on securities	438,051
Net change in unrealized gains or losses on securities	(872,231)

Net realized and unrealized gains or losses on securities	(434,180)

Net increase in net assets resulting from operations	$ 265,767

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 699,947		$ 2,055,264
Net realized gains or losses on securities and foreign currency related transactions		438,051		(690,866)
Net change in unrealized gains or losses on securities and foreign currency related transactions		(872,231)		3,118,921

Net increase in net assets resulting from operations		265,767		4,483,319

Distributions to shareholders from
Net investment income
Class 1		0		(1,279,451)
Class 2		0		(797,390)

Total distributions to shareholders		0		(2,076,841)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	36,385	385,249	300,433	3,166,369
Class 2	352,502	3,724,828	605,520	6,552,821

		4,110,077		9,719,190

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	123,024	1,279,451
Class 2	0	0	76,894	797,390

		0		2,076,841

Payment for shares redeemed
Class 1	(102,009)	(1,081,224)	(1,966,627)	(21,757,811)
Class 2	(23,152)	(243,395)	(31,462)	(341,158)
		(1,324,619)		(22,098,969)

Net increase (decrease) in net assets resulting from capital share transactions		2,785,458		(10,302,938)

Total increase (decrease) in net assets		3,051,225		(7,896,460)

Net assets
Beginning of period		19,289,923		27,186,383

End of period		$ 22,341,148		$ 19,289,923

Undistributed (overdistributed) net investment income		$ 699,821		$ (126)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended June 30, 2004, EIMC waived its fee in the amount of $2,360, which represents 0.02% of the Fund's average daily net assets on an annualized basis. Total amounts subject to recoupment as of June 30, 2004 were $2,360.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $22 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$0	$12,394,015	$250,000	$7,641,670

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $22,276,958. The gross unrealized appreciation and depreciation on securities based on tax cost was $733,705 and $1,038,231 respectively, with a net unrealized depreciation of $304,526.

As of December 31, 2003, the Fund had $10,108,056 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010	2011

$46,350	$2,334,106	$2,573,762	$4,170,025	$11,033	$972,780

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2003, the Fund incurred and elected to defer post-October losses of $116,386.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a

22

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566893 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA International Equity Fund

Evergreen VA International Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA International Equity Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	3.55%	3.36%

Average annual return

1 year	27.04%	26.61%

5 year	4.82%	4.73%

Since portfolio inception	3.56%	3.48%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA International Equity Fund Class 1 shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2003[2]	2002	2001	2000[2]	1999[2]
Net asset value, beginning of period	$10.71	$8.24	$9.36	$11.52	$12.72	$9.39
Income from investment operations
Net investment income	0.09	0.07	0.13	0.05	0.10	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.29	2.50	-1.11	-2.14	-0.74	3.48
Total from investment operations	0.38	2.57	-0.98	-2.09	-0.64	3.57
Distributions to shareholders from
Net investment income	0	-0.10	-0.14	-0.07	-0.06	-0.14
Net realized gains	0	0	0	0	-0.50	-0.10
Total distributions to shareholders	0	-0.10	-0.14	-0.07	-0.56	-0.24
Net asset value, end of period	$11.09	$10.71	$8.24	$9.36	$11.52	$12.72
Total return[3]	3.55%	31.32%	-10.47%	-18.18%	-5.06%	38.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$74,993	$70,372	$22,324	$26,868	$8,764	$3,782
Ratios to average net assets
Expenses[4]	1.02%[5]	1.07%	1.00%	1.01%	1.02%	1.03%
Net investment income	1.64%[5]	0.72%	1.32%	0.82%	1.14%	0.87%
Portfolio turnover rate	42%	132%	76%	187%	127%	144%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003[1]	2002[2]
Net asset value, beginning of period	$10.70	$8.24	$8.95
Income from investment operations
Net investment income (loss)	0.09	-0.01	0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.27	2.56	-0.60
Total from investment operations	0.36	2.55	-0.58
Distributions to shareholders from
Net investment income	0	-0.09	-0.13
Net asset value, end of period	$11.06	$10.70	$8.24
Total return[3]	3.36%	31.06%	-6.42%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,276	$7,797	$477
Ratios to average net assets
Expenses[4]	1.26%[5]	1.34%	1.18%[5]
Net investment income (loss)	1.63%[5]	-0.15%	0.42%[5]
Portfolio turnover rate	42%	132%	76%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS 94.5%
CONSUMER DISCRETIONARY 20.1%
Auto Components 2.6%
Autoliv, Inc.	Sweden	28,560	$ 1,193,479
Continental AG	Germany	11,970	577,977
Toyota Industries Corp.	Japan	22,200	531,931
2,303,387
Automobiles 2.7%
Hyundai Motor Co., Ltd. *	South Korea	6,880	264,661
Renault SA	France	5,606	427,475
TI Automotive, Ltd. *h+	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	43,500	1,758,380
2,450,516
Hotels, Restaurants & Leisure 1.4%
Enterprise Inns plc	United Kingdom	34,704	361,761
Hilton Group plc	United Kingdom	185,272	927,028
1,288,789
Household Durables 2.5%
Matsushita Electric Industrial Co., Ltd.	Japan	95,000	1,345,786
Sharp Corp.	Japan	60,000	956,423
2,302,209
Media 4.8%
Arnoldo Mondadori Editore SpA	Italy	14,459	137,025
Axel Springer Verlag AG	Germany	952	100,308
Edipresse SA	Switzerland	100	54,317
Grupo Televisa SA, ADR	Mexico	5,689	257,541
Mediaset SpA	Italy	12,985	148,206
Publicis Groupe SA	France	30,446	902,309
Telegraaf Holdings NV	Netherlands	9,382	209,708
Television Broadcasts, Ltd.	Hong Kong	74,000	317,833
TF1 Television Francaise	France	19,788	624,046
TV Asahi Corp.	Japan	46	86,661
Vivendi Universal *	France	56,010	1,555,547
4,393,501
Multi-line Retail 2.2%
Galeries LaFayette SA	France	1,149	226,455
Isetan Co., Ltd.	Japan	35,900	515,789
Marui Co., Ltd.	Japan	37,800	508,171
NEXT plc	United Kingdom	22,689	585,321
Ryohin Keikaku Co., Ltd.	Japan	3,600	185,358
2,021,094
Specialty Retail 2.6%
Dixons Group plc	United Kingdom	103,732	310,762
Kingfisher plc	United Kingdom	269,880	1,400,523
Yamada Denki Co., Ltd.	Japan	18,000	669,990
2,381,275
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.3%
Adidas-Salomon AG	Germany	1,377	$ 164,596
Christian Dior SA	France	11,526	746,216
Hermes International SA	France	1,182	236,270
1,147,082
CONSUMER STAPLES 6.6%
Beverages 1.4%
Diageo plc	United Kingdom	94,314	1,271,251
Food & Staples Retailing 1.0%
Aeon Co., Ltd.	Japan	10,200	408,579
Boots Group plc	United Kingdom	34,282	427,591
Koninklijke Ahold NV *	Netherlands	10,115	79,471
915,641
Food Products 2.3%
Bunge, Ltd.	Bermuda	19,176	746,713
Lindt & Sprungli, Ltd.	Switzerland	255	267,853
Nestle SA	Switzerland	4,058	1,082,652
2,097,218
Household Products 0.9%
Uni-Charm Corp.	Japan	16,700	830,838
Tobacco 1.0%
Gallaher Group plc	United Kingdom	46,126	557,340
Swedish Match Co.	Sweden	37,500	383,670
941,010
ENERGY 7.0%
Oil & Gas 7.0%
BP Amoco plc	United Kingdom	209,190	1,846,903
BP Amoco plc, ADR	United Kingdom	14,686	786,729
Eni SpA	Italy	40,864	812,351
MOL Magyar Olaj es Gazipari Rt	Hungary	11,564	460,484
Petro-Canada	Canada	8,005	344,240
Reliance Industries, Ltd.	India	39,917	373,074
Reliance Industries, Ltd., GDR 144A	India	701	13,985
Total SA, Class B	France	9,125	1,741,745
6,379,511
FINANCIALS 21.1%
Capital Markets 2.1%
3i Group plc	United Kingdom	22,180	246,287
Deutsche Bank AG *	Germany	14,273	1,122,784
UBS AG	Switzerland	7,929	558,938
1,928,009
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 11.7%
Anglo Irish Bank Corp. plc	Ireland	56,958	$ 891,539
Bank Austria Creditanstalt AG	Austria	7,849	460,834
BNP Paribas SA	France	16,005	985,507
Credit Agricole SA	France	48,909	1,191,520
HBOS plc	United Kingdom	75,694	936,566
HSBC Holdings plc	United Kingdom	103,376	1,546,735
Lloyds TSB Group plc	United Kingdom	90,605	709,184
Mitsubishi Tokyo Financial Group, Inc.	Japan	26	240,157
NISSIN Co., Ltd.	Japan	18,400	75,555
OTP Bank	Hungary	21,709	443,557
Royal Bank of Scotland Group plc	United Kingdom	66,170	1,904,960
Sumitomo Trust & Banking Co., Ltd.	Japan	86,000	611,112
The Bank Of Yokohama, Ltd.	Japan	56,000	349,280
The Chiba Bank, Ltd.	Japan	56,000	342,110
10,688,616
Consumer Finance 0.5%
Acom Co., Ltd.	Japan	7,020	455,181
Diversified Financial Services 2.9%
Brascan Corp., Class A	Canada	54,464	1,520,233
Groupe Bruxelles Lambert SA	Belgium	9,088	581,733
Pargesa Holdings AG	Switzerland	188	506,679
2,608,645
Insurance 2.8%
Allianz AG	Germany	3,876	420,342
Baloise Holdings	Switzerland	5,352	232,566
CNP Assurances	France	4,319	250,896
Irish Life & Permanent plc	Ireland	34,317	528,789
QBE Insurance Group, Ltd.	Australia	90,690	806,894
Scor SA *	France	219,033	341,509
2,580,996
Real Estate 1.1%
British Land Co. plc	United Kingdom	37,997	477,716
Mitsubishi Estate Co., Ltd.	Japan	42,000	520,079
997,795
HEALTH CARE 10.8%
Biotechnology 0.7%
Serono SA	Switzerland	957	603,142
Health Care Equipment & Supplies 1.4%
Smith & Nephew plc	United Kingdom	118,149	1,271,232
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 8.7%
Aventis SA, Class A	France	18,448	$ 1,394,357
Daiichi Pharmaceutical Co., Ltd.	Japan	17,100	304,170
Eisai Co., Ltd.	Japan	29,100	835,649
GlaxoSmithKline plc, ADR	United Kingdom	61,174	1,237,671
Novartis AG	Switzerland	21,325	941,134
Richter Gedeon, Ltd.	Hungary	3,063	307,712
Roche Holdings AG	Switzerland	17,801	1,763,179
Taisho Pharmaceutical Co.	Japan	18,000	398,372
Yamanouchi Pharmaceutical Co., Ltd.	Japan	23,400	785,386
7,967,630
INDUSTRIALS 7.8%
Aerospace & Defense 1.4%
BAE Systems plc	United Kingdom	286,828	1,140,080
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	6,514	186,235
1,326,315
Airlines 0.2%
Koninklijke Grolsch	Netherlands	4,884	145,755
Commercial Services & Supplies 1.4%
Buhrmann NV *	Netherlands	12,302	122,428
Glory, Ltd.	Japan	1,200	17,735
Ritchie Brothers Auctioneers, Inc.	Canada	10,806	314,563
Toppan Printing Co., Ltd.	Japan	67,000	756,733
Vedior NV	Netherlands	4,710	68,732
1,280,191
Electronic Equipment & Instruments 1.3%
Siemens AG	Germany	16,538	1,190,767
Machinery 3.3%
Deutz AG	Germany	12,643	54,671
Heidelberger Druckmaschinen AG *	Germany	19,655	649,779
Hino Motors, Ltd.	Japan	28,000	202,295
Komori Corp.	Japan	6,000	98,935
MAN AG	Germany	9,615	351,127
OSG Corp.	Japan	12,000	140,034
THK Co., Ltd.	Japan	16,800	317,271
Volvo AB, Class B	Sweden	34,331	1,195,153
3,009,265
Road & Rail 0.1%
Ainax AB	Sweden	2,214	72,810
Transportation Infrastructure 0.1%
Seino Transportation Co., Ltd.	Japan	11,000	113,375
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 6.7%
Communications Equipment 1.2%
L.M. Ericsson Telephone Co., Ser. B	Sweden	387,657	$ 1,143,500
Computers & Peripherals 0.4%
NEC Corp.	Japan	48,000	337,135
Electronic Equipment & Instruments 2.5%
Hamamatsu Photonics K.K.	Japan	7,100	135,708
Hitachi, Ltd.	Japan	136,000	934,071
Keyence Corp.	Japan	1,500	341,442
Nidec Corp.	Japan	8,200	838,411
2,249,632
Office Electronics 1.3%
Canon, Inc.	Japan	9,000	473,272
Neopost	France	12,865	761,290
1,234,562
Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	Japan	7,400	494,710
Samsung Electronics Co., Ltd. *	South Korea	2,120	668,853
1,163,563
MATERIALS 7.0%
Chemicals 2.5%
Imperial Chemical Industries plc	United Kingdom	358,514	1,498,136
Lonza Group AG	Switzerland	4,946	250,678
Sanyo Chemical Industries, Ltd.	Japan	20,000	147,972
Sumitomo Chemical Co., Ltd.	Japan	84,000	391,019
2,287,805
Construction Materials 0.5%
Cemex SA de CV, ADR	Mexico	12,577	365,990
Imerys	France	1,475	86,062
452,052
Metals & Mining 4.0%
Barrick Gold Corp.	Canada	25,532	504,257
BHP Billiton, Ltd.	United Kingdom	74,903	649,764
Glamis Gold, Ltd.	Canada	12,851	225,278
Gold Fields, Ltd.	South Africa	31,144	326,944
Goldcorp, Inc.	Canada	10,658	124,379
JFE Holdings, Inc.	Japan	7,900	193,264
Kinross Gold Corp.	Canada	39,200	216,966
Meridian Gold, Inc.	Canada	18,155	235,470
Newcrest Mining, Ltd.	Australia	71,931	688,989
Placer Dome, Inc.	Canada	29,438	491,878
3,657,189
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.9%
BT Group plc *	United Kingdom	70,188	$ 252,579
Deutsche Telekom	Germany	51,744	910,144
France Telecom SA	France	36,926	963,462
Nippon Telegraph & Telephone Corp.	Japan	150	799,762
Telefonica SA	Spain	23,185	343,136
Telefonos de Mexico SA de CV, ADR	Mexico	8,107	269,720
3,538,803
Wireless Telecommunications Services 1.8%
Telecom Italia Mobile SpA	Italy	33,597	190,708
Vodafone Airtouch plc	United Kingdom	676,201	1,480,257
1,670,965
UTILITIES 1.7%
Electric Utilities 1.4%
E.ON AG	Germany	18,461	1,333,499
Gas Utilities 0.3%
Gazprom Oao	Russia	8,315	238,640
Total Common Stocks (cost $75,926,647)			86,270,391
PREFERRED STOCKS 1.2%
CONSUMER DISCRETIONARY 1.2%
Media 1.2%
News Corp., Ltd. (cost $957,097)	Australia	138,634	1,132,283
SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional U.S. Government Money Market Fund (o) (cost $3,720,409)	United States	3,720,409	3,720,409
Total Investments (cost $80,604,153) 99.8%			91,123,083
Other Assets and Liabilities 0.2%			146,551
Net Assets 100.0%			$ 91,269,634

*	Non-income producing security.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
h	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations where readily available. In the absence of market quotations, the security is valued based upon its fair value determined under procedures approved by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

The following table shows the percent of total investments by geographic locations as of June 30, 2004:

United Kingdom	24.0%
Japan	21.3%
France	13.6%
Germany	7.5%
Switzerland	6.9%
Sweden	4.4%
Canada	4.4%
United States	4.1%
Australia	2.9%
Ireland	1.6%
Italy	1.4%
Hungary	1.3%
South Korea	1.0%
Mexico	1.0%
Bermuda	0.8%
Netherlands	0.7%
Belgium	0.6%
Austria	0.5%
India	0.4%
Spain	0.4%
South Africa	0.4%
Hong Kong	0.3%
Russia	0.3%
Brazil	0.2%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $80,604,153)	$ 91,123,083
Foreign currency, at value (cost $24,739)	24,477
Dividends receivable	166,612
Prepaid expenses and other assets	515

Total assets	91,314,687

Liabilities
Advisory fee payable	1,648
Distribution Plan expenses payable	111
Due to other related parties	315
Accrued expenses and other liabilities	42,979

Total liabilities	45,053

Net assets	$ 91,269,634

Net assets represented by
Paid-in capital	$ 98,205,419
Undistributed net investment income	696,501
Accumulated net realized gains or losses on securities, futures contracts and foreign currency related transactions	(18,155,060)
Net unrealized gains on securities and foreign currency related transactions	10,522,774

Total net assets	$ 91,269,634

Net assets consists of
Class 1	$ 74,993,412
Class 2	16,276,222

Total net assets	$ 91,269,634

Shares outstanding
Class 1	6,760,448
Class 2	1,471,483

Net asset value per share
Class 1	$ 11.09
Class 2	$ 11.06

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $148,067)	$ 1,117,247

Expenses
Advisory fee	274,140
Distribution Plan expenses	14,738
Administrative services fee	41,483
Transfer agent fees	484
Trustees' fees and expenses	2,730
Printing and postage expenses	20,861
Custodian and accounting fees	62,560
Professional fees	8,640
Other	10,575

Total expenses	436,211
Less: Expense reductions	(309)

Net expenses	435,902

Net investment income	681,345

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	2,601,673
Foreign currency related transactions	(28,994)

Net realized gains on securities and foreign currency related transactions	2,572,679
Net change in unrealized gains or losses on securities and foreign currency related transactions	(670,349)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	1,902,330

Net increase in net assets resulting from operations	$ 2,583,675

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 681,345		$ 187,984
Net realized gains on securities and foreign currency related transactions		2,572,679		1,389,023
Net change in unrealized gains or losses on securities and foreign currency related transactions		(670,349)		7,924,229

Net increase in net assets resulting from operations		2,583,675		9,501,236

Distributions to shareholders from
Net investment income
Class 1		0		(632,039)
Class 2		0		(60,841)

Total distributions to shareholders		0		(692,880)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,010,398	11,307,961	633,222	6,055,704
Class 2	757,753	8,370,169	684,409	6,262,763

		19,678,130		12,318,467

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	61,873	632,039
Class 2	0	0	5,907	60,841

		0		692,880

Payment for shares redeemed
Class 1	(817,828)	(9,000,912)	(426,932)	(3,768,770)
Class 2	(14,869)	(160,261)	(315,291)	(2,843,434)

		(9,161,173)		(6,612,204)

Net asset value of shares issued in acquisition
Class 1	0	0	3,591,314	37,111,058
Class 2	0	0	295,696	3,049,874

		0		40,160,932

Net increase in net assets resulting from capital share transactions		10,516,957		46,560,075

Total increase in net assets		13,100,632		55,368,431
Net assets
Beginning of period		78,169,002		22,800,571

End of period		$ 91,269,634		$ 78,169,002

Undistributed net investment income		$ 696,501		$ 15,156

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market prices due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2004 were $12,987.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on December 5, 2003, the Fund acquired the net assets of Evergreen VA Global Leaders Fund ("VA Global Leaders") in a tax-free exchange for Class 1 and Class 2 shares. Shares were issued to Class 1 and Class 2 shares of VA Global Leaders Fund at an exchange ratio of 1.11 and 1.11 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,286,097. The aggregate net assets of the Fund and VA Global Leaders Fund immediately prior to the acquisition were $32,014,045 and $40,160,932, respectively. The aggregate net assets of the Fund immediately after the acquisition were $72,174,977.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $44,209,443 and $33,640,452, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $80,942,311. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,698,367 and $517,595, respectively, with a net unrealized appreciation of $10,180,772.

As of December 31, 2003, the Fund had $20,455,916 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 1,107,719	$ 1,688,270	$ 13,369,106	$ 4,290,821

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566888 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Omega Fund

.
Evergreen VA Omega Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Omega Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	2.32%	2.19%

Average annual return

1 year	22.89%	22.65%

5 year	0.80%	0.70%

Since portfolio inception	6.57%	6.50%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Omega Fund Class 1 shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2003	2002[2]	2001	2000	1999[2]
Net asset value, beginning of period	$15.11	$10.79	$14.46	$16.97	$19.98	$13.57
Income from investment operations
Net investment income (loss)	-0.01	-0.02	-0.01	-0.02	0.01	-0.06
Net realized and unrealized gains or losses on securities	0.36	4.34	-3.66	-2.49	-2.27	6.47
Total from investment operations	0.35	4.32	-3.67	-2.51	-2.26	6.41
Distributions to shareholders from
Net investment income	0	0	0	0	-0.01	0
Net realized gains	0	0	0	0	-0.74	0
Total distributions to shareholders	0	0	0	0	-0.75	0
Net asset value, end of period	$15.46	$15.11	$10.79	$14.46	$16.97	$19.98
Total return[3]	2.32%	40.04%	-25.38%	-14.79%	-12.46%	47.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$122,484	$108,348	$75,169	$108,873	$97,397	$24,176
Ratios to average net assets
Expenses[4]	0.71%[5]	0.72%	0.70%	0.72%	0.68%	0.96%
Net investment income (loss)	-0.17%[5]	-0.20%	-0.06%	-0.16%	0.07%	-0.35%
Portfolio turnover rate	87%	180%	184%	181%	177%	120%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
CLASS 2		2003	2002[1,2]
Net asset value, beginning of period	$15.05	$10.78	$11.13
Income from investment operations
Net investment loss	-0.03	-0.03	-0.01
Net realized and unrealized gains or losses on securities	0.36	4.30	-0.34
Total from investment operations	0.33	4.27	-0.35
Net asset value, end of period	$15.38	$15.05	$10.78
Total return[3]	2.19%	39.61%	-3.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,457	$7,609	$822
Ratios to average net assets
Expenses[4]	0.96%[5]	0.99%	0.96%[5]
Net investment loss	-0.41%[5]	-0.46%	-0.27%[5]
Portfolio turnover rate	87%	180%	184%

[1]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 17.7%
Auto Components 1.7%
Autoliv, Inc.	55,000	$ 2,321,000
Hotels, Restaurants & Leisure 5.9%
International Game Technology	99,000	3,821,400
Panera Bread Co., Class A *	25,000	897,000
Starbucks Corp. *	79,000	3,434,920
8,153,320
Household Durables 0.8%
Pulte Homes, Inc.	20,000	1,040,600
Internet & Catalog Retail 3.9%
Amazon.com, Inc. *	31,300	1,702,720
eBay, Inc. *	40,000	3,678,000
5,380,720
Specialty Retail 4.4%
Best Buy Co., Inc.	38,000	1,928,120
Chico's FAS, Inc. *	66,000	2,980,560
TBC Corp. *	46,700	1,111,460
6,020,140
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. *	31,000	1,400,890
CONSUMER STAPLES 1.9%
Beverages 1.9%
Coca-Cola Co.	26,000	1,312,480
PepsiCo, Inc.	24,000	1,293,120
2,605,600
ENERGY 5.3%
Energy Equipment & Services 0.5%
Rowan Co., Inc. *	27,000	656,910
Oil & Gas 4.8%
Apache Corp.	60,450	2,632,597
Burlington Resources, Inc.	58,000	2,098,440
XTO Energy, Inc.	65,050	1,937,840
6,668,877
FINANCIALS 2.2%
Consumer Finance 1.0%
American Express Co.	25,000	1,284,500
Diversified Financial Services 1.2%
Citigroup, Inc.	36,000	1,674,000
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 23.4%
Biotechnology 4.1%
Biogen Idec, Inc. *	21,000	$ 1,328,250
Genentech, Inc. *	19,000	1,067,800
Gilead Sciences, Inc. *	16,500	1,105,500
ImClone Systems, Inc. *	13,500	1,158,165
OSI Pharmaceuticals, Inc. *	14,000	986,160
5,645,875
Health Care Equipment & Supplies 8.8%
Alcon, Inc. *	18,000	1,415,700
Boston Scientific Corp. *	32,000	1,369,600
Cooper Companies, Inc.	13,400	846,478
Medtronic, Inc.	35,000	1,705,200
Millipore Corp. *	40,000	2,254,800
St. Jude Medical, Inc. *	22,500	1,702,125
Stryker Corp.	50,000	2,750,000
12,043,903
Health Care Providers & Services 2.8%
Aetna, Inc.	18,000	1,530,000
Caremark Rx, Inc. *	71,000	2,338,740
3,868,740
Pharmaceuticals 7.7%
Allergan, Inc.	25,000	2,238,000
AstraZeneca plc, ADR	21,000	958,440
Eli Lilly & Co.	12,000	838,920
Medicis Pharmaceutical Corp., Class A	51,500	2,057,425
Schering-Plough Corp.	55,000	1,016,400
Sepracor, Inc. *	22,000	1,163,800
Teva Pharmaceutical Industries, Ltd., ADR	21,936	1,476,073
Valeant Pharmaceuticals International	34,700	694,000
10,443,058
INDUSTRIALS 15.5%
Airlines 2.8%
AMR Corp. *	90,400	1,094,744
JetBlue Airways Corp. *	41,000	1,204,580
Southwest Airlines Co.	90,000	1,509,300
3,808,624
Commercial Services & Supplies 5.8%
Apollo Group, Inc., Class A *	28,000	2,472,120
Career Education Corp. *	18,500	842,860
Cendant Corp.	85,900	2,102,832
Monster Worldwide, Inc. *	96,000	2,469,120
7,886,932
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.6%
Cooper Industries, Ltd., Class A	37,000	$ 2,198,170
Industrial Conglomerates 4.3%
General Electric Co.	105,000	3,402,000
Tyco International, Ltd.	75,000	2,485,500
5,887,500
Machinery 1.0%
Deere & Co.	20,000	1,402,800
INFORMATION TECHNOLOGY 24.7%
Communications Equipment 6.8%
Cisco Systems, Inc. *	172,000	4,076,400
Corning, Inc. *	137,500	1,795,750
QUALCOMM, Inc.	47,000	3,430,060
9,302,210
Computers & Peripherals 2.1%
Dell, Inc. *	60,000	2,149,200
EMC Corp. *	58,000	661,200
2,810,400
IT Services 1.0%
Cognizant Technology Solutions Corp., Class A *	55,000	1,397,550
Office Electronics 2.9%
Zebra Technologies Corp., Class A *	46,000	4,002,000
Semiconductors & Semiconductor Equipment 6.2%
Altera Corp. *	30,000	666,600
Broadcom Corp., Class A *	46,000	2,151,420
Intel Corp.	85,000	2,346,000
NVIDIA Corp. *	129,000	2,644,500
Texas Instruments, Inc.	30,000	725,400
8,533,920
Software 5.7%
Amdocs, Ltd. *	53,000	1,241,790
Citrix Systems, Inc. *	70,000	1,425,200
Intuit, Inc. *	4,700	181,326
Microsoft Corp.	130,000	3,712,800
Oracle Corp. *	106,500	1,270,545
7,831,661
MATERIALS 4.3%
Chemicals 0.9%
Georgia Gulf Corp.	32,000	1,147,520
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 3.4%
GrafTech International, Ltd. *	135,000	$ 1,412,100
Inco, Ltd. *	20,000	691,200
Massey Energy Co.	92,100	2,598,141
4,701,441
Total Common Stocks (cost $112,703,964)		130,118,861
SHORT-TERM INVESTMENTS 4.9%
MUTUAL FUND SHARES 4.9%
Evergreen Institutional U.S. Government Money Market Fund (o)
(cost $6,634,035)	6,634,035	6,634,035
Total Investments (cost $119,337,999) 99.9%		136,752,896
Other Assets and Liabilities 0.1%		188,570
Net Assets 100.0%		$ 136,941,466

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $119,337,999)	$ 136,752,896
Receivable for securities sold	2,372,967
Dividends receivable	81,173
Prepaid expenses and other assets	149

Total assets	139,207,185

Liabilities
Payable for securities purchased	2,227,404
Advisory fee payable	1,930
Distribution Plan expenses payable	98
Due to other related parties	481
Accrued expenses and other liabilities	35,806

Total liabilities	2,265,719

Net assets	$ 136,941,466

Net assets represented by
Paid-in capital	$ 167,167,264
Undistributed net investment loss	(122,331)
Accumulated net realized losses on securities	(47,518,364)
Net unrealized gains on securities	17,414,897

Total net assets	$ 136,941,466

Net assets consists of
Class 1	$ 122,484,181
Class 2	14,457,285

Total net assets	$ 136,941,466

Shares outstanding
Class 1	7,921,751
Class 2	940,062

Net asset value per share
Class 1	$ 15.46
Class 2	$ 15.38

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Dividends (net of foreign witholding taxes of $1,153)	$ 325,475
Income from affiliate	17,859

Total investment income	343,334

Expenses
Advisory fee	332,249
Distribution Plan expenses	13,971
Administrative services fee	63,784
Transfer agent fees	355
Trustees' fees and expenses	1,389
Printing and postage expenses	25,200
Custodian and accounting fees	15,617
Professional fees	8,358
Other	4,395

Total expenses	465,318
Less: Expense reductions	(221)

Net expenses	465,097

Net investment loss	(121,763)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	7,938,435
Net change in unrealized gains or losses on securities	(5,514,020)

Net realized and unrealized gains or losses on securities	2,424,415

Net increase in net assets resulting from operations	$ 2,302,652

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment loss		$ (121,763)		$ (181,137)
Net realized gains on securities		7,938,435		4,973,998
Net change in unrealized gains or losses on securities		(5,514,020)		24,097,271

Net increase in net assets resulting from operations		2,302,652		28,890,132

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,481,678	23,148,270	1,734,754	23,169,693
Class 2	441,909	6,828,252	441,725	5,820,791

		29,976,522		28,990,484

Payment for shares redeemed
Class 1	(729,528)	(11,182,034)	(1,531,945)	(17,746,513)
Class 2	(7,452)	(112,284)	(12,447)	(168,507)

		(11,294,318)		(17,915,020)

Net increase in net assets resulting from capital share transactions		18,682,204		11,075,464

Total increase in net assets		20,984,856		39,965,596
Net assets
Beginning of period		115,956,610		75,991,014

End of period		$ 136,941,466		$ 115,956,610

Undistributed net investment loss		$ (122,331)		$ (568)

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

15

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $73,525 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $126,376,214 and $108,640,234, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $120,143,655. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,517,853 and $1,908,612, respectively, with a net unrealized appreciation of $16,609,241.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

As of December 31, 2003, the Fund had $54,552,430 in capital loss carryovers for federal income tax purposes with $2,499,322 expiring in 2008, $35,928,993 expiring in 2009 and $16,124,115 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566901 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Special Equity Fund

Evergreen VA Special Equity Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Special Equity Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Timothy M. Stevenson, CFA, CMT
Special Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 9/29/1999

	Class 1	Class 2
Class inception date	9/29/1999	7/31/2002

6-month return	2.22%	2.14%

Average annual return

1 year	29.31%	29.02%

Since portfolio inception	2.64%	2.54%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Special Equity Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[2]
		Year Ended December 31,
CLASS 1[1]		2003	2002[2]	2001	2000	1999[3]
Net asset value, beginning of period	$10.79	$7.10	$9.75	$10.61	$11.84	$10.00
Income from investment operations
Net investment loss	-0.04	-0.05	-0.05	-0.01	-0.01	0
Net realized and unrealized gains or losses on securities	0.28	3.74	-2.60	-0.85	-0.91	1.88
Total from investment operations	0.24	3.69	-2.65	-0.86	-0.92	1.88
Distributions to shareholders from net realized gains	0	0	0	0	-0.31	-0.04
Net asset value, end of period	$11.03	$10.79	$7.10	$9.75	$10.61	$11.84
Total return[4]	2.22%	51.97%	-27.18%	-8.11%	-8.34%	18.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$62,606	$67,211	$28,530	$43,162	$20,905	$3,059
Ratios to average net assets
Expenses[5]	1.02%[6]	1.03%	1.03%	1.03%	1.04%	1.03%[6]
Net investment loss	-0.70%[6]	-0.73%	-0.57%	-0.21%	-0.17%	-0.07%[6]
Portfolio turnover rate	121%	288%	169%	160%	294%	104%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment loss per share is based on average shares outstanding during the period.

[3]   For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.

[4]   Total return does not reflect charges attributable to your insurance company's separate account.

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[1]
		Year Ended December 31,
CLASS 2		2003	2002[1,2]
Net asset value, beginning of period	$10.75	$7.08	$7.26
Income from investment operations
Net investment loss	-0.05	-0.04	-0.02
Net realized and unrealized gains or losses on securities	0.28	3.71	-0.16
Total from investment operations	0.23	3.67	-0.18
Net asset value, end of period	$10.98	$10.75	$7.08
Total return[3]	2.14%	51.84%	-2.48%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,341	$1,232	$28
Ratios to average net assets
Expenses[4]	1.29%[5]	1.29%	1.37%[5]
Net investment loss	-0.95%[5]	-1.00%	-0.56%[5]
Portfolio turnover rate	121%	288%	169%

[1]   Net investment loss per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 14.1%
Automobiles 1.0%
Monaco Coach Corp.	23,663	$ 666,587
Food Products 0.6%
Pilgrims Pride Corp.	12,964	375,178
Hotels, Restaurants & Leisure 2.0%
Ameristar Casinos, Inc. *	17,063	572,976
Choice Hotels, Inc.	10,826	543,032
Station Casinos, Inc.	3,598	174,143
1,290,151
Household Durables 0.6%
Jarden Corp. *	11,249	404,851
Internet & Catalog Retail 0.8%
Insight Enterprises, Inc. *	30,597	543,403
Leisure Equipment & Products 0.6%
Marinemax, Inc.	13,250	380,010
Media 0.2%
Getty Images, Inc. *	2,512	150,720
Specialty Retail 6.2%
Aaron Rents, Inc., Class B	18,769	622,005
AnnTaylor Stores Corp. *	20,657	598,640
Big 5 Sporting Goods Corp.	22,928	600,484
Brookstone, Inc.	23,749	476,167
TBC Corp. *	15,592	371,090
Tractor Supply Co. *	17,640	737,705
West Marine, Inc. *	8,194	220,009
Zale Corp. *	14,548	396,578
4,022,678
Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp.	14,362	423,535
Guess, Inc. *	30,648	493,433
Timberland Co., Class A *	2,072	133,831
Wolverine World Wide, Inc.	10,400	273,000
1,323,799
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
7-Eleven, Inc. *	33,126	591,299
Pantry, Inc.	17,404	379,407
970,706
ENERGY 4.8%
Oil & Gas 4.8%
Edge Petroleum Corp.	24,556	417,452
General Maritime Corp.	22,743	624,068
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Harvest Natural Resources, Inc.	36,987	$ 551,476
KCS Energy, Inc. *	38,018	506,400
Patina Oil & Gas Corp.	19,233	574,490
Petroleum Development Corp.	16,057	440,283
3,114,169
FINANCIALS 6.6%
Commercial Banks 1.5%
East West Bancorp, Inc.	8,926	274,028
PrivateBancorp, Inc.	10,925	300,001
UCBH Holdings, Inc.	10,760	425,235
999,264
Consumer Finance 0.7%
Cash America International, Inc.	18,577	427,271
Diversified Financial Services 1.6%
First Cash Financial Services, Inc.	18,070	384,530
First Republic Bank	10,838	466,901
Instinet Group, Inc. *	40,490	213,787
1,065,218
Insurance 0.9%
Delphi Financial Group, Inc.	12,365	550,242
Real Estate 0.7%
Omega Healthcare Investors, Inc. REIT	46,434	466,197
Thrifts & Mortgage Finance 1.2%
Commercial Capital Bancorp, Inc.	30,179	524,209
New Century Financial Corp.	5,309	248,568
772,777
HEALTH CARE 17.6%
Biotechnology 2.8%
Dyax Corp. *	11,914	139,990
Encysive Pharmaceuticals, Inc.	21,492	182,682
Gen-Probe, Inc.	15,942	754,375
Invitrogen Corp. *	8,920	642,151
Nuvelo, Inc.	12,660	121,789
1,840,987
Health Care Equipment & Supplies 7.4%
Cooper Companies, Inc.	8,132	513,699
DJ Orthopedics, Inc. *	20,318	467,314
Illumina, Inc.	36,024	228,752
Inamed Corp. *	3,869	243,167
LCA Vision, Inc. *	24,556	715,316
Ocular Sciences, Inc. *	14,158	538,004
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Respironics, Inc. *	10,636	$ 624,865
United Surgical Partners International, Inc. *	12,978	512,242
Urologix, Inc., *	20,941	323,329
Vascular Solutions, Inc.	48,595	503,930
VISX, Inc. *	4,972	132,852
4,803,470
Health Care Providers & Services 4.8%
America Service Group, Inc.	7,493	260,382
Andrx Corp. *	21,133	590,245
Pediatrix Medical Group, Inc. *	7,867	549,510
Province Healthcare Co. *	29,667	508,789
VCA Antech, Inc. *	15,083	676,020
Ventiv Health, Inc. *	34,074	527,465
3,112,411
Pharmaceuticals 2.6%
Bradley Pharmaceuticals, Inc., Class A *	10,133	282,711
First Horizon Pharmaceutical Corp. *	28,307	535,002
Indevus Pharmaceuticals, Inc. *	39,052	240,170
Introgen Therapeutics, Inc.	42,223	180,292
MGI Pharma, Inc. *	15,909	429,702
1,667,877
INDUSTRIALS 21.9%
Aerospace & Defense 1.6%
Innovative Solutions & Support, Inc.	17,833	348,100
Moog, Inc., Class A *	12,291	456,119
SI International, Inc.	12,218	249,125
1,053,344
Air Freight & Logistics 0.8%
J.B. Hunt Transport Services, Inc.	13,053	503,585
Airlines 0.8%
SkyWest, Inc.	30,579	532,380
Commercial Services & Supplies 6.5%
Banta Corp.	9,892	439,304
Bright Horizons Family Solutions, Inc. *	6,461	346,374
Gevity HR, Inc.	22,420	587,180
Heidrick & Struggles International, Inc. *	21,562	639,960
Imagistics International, Inc. *	13,903	492,166
Labor Ready, Inc. *	44,716	693,098
Mine Safety Appliances Co.	11,608	391,190
Spherion Corp. *	51,440	521,602
Stericycle, Inc. *	2,607	134,886
4,245,760
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.1%
Dycom Industries, Inc. *	24,835	$ 695,380
Electrical Equipment 0.7%
Littelfuse, Inc.	11,556	490,090
Machinery 7.3%
Briggs & Stratton Corp.	7,377	651,758
Ceradyne, Inc. *	17,992	643,574
Crane Co.	10,671	334,963
Cummins, Inc.	10,162	635,125
Dionex Corp. *	11,765	649,075
Graco, Inc.	17,392	540,021
Middleby Corp.	9,578	523,150
Oshkosh Truck Corp.	4,765	273,082
Terex Corp. *	14,575	497,445
4,748,193
Road & Rail 1.5%
Genesee & Wyoming, Inc., Class A *	21,685	513,934
Marten Transport, Ltd.	23,247	433,557
947,491
Trading Companies & Distributors 1.6%
Hughes Supply, Inc.	9,342	550,524
MSC Industrial Direct Co., Inc., Class A	14,225	467,149
1,017,673
INFORMATION TECHNOLOGY 27.3%
Communications Equipment 3.5%
Applied Signal Technology, Inc.	17,387	609,414
C-COR.net Corp. *	28,753	295,869
Captaris, Inc. *	38,264	247,186
Intervoice Brite, Inc.	37,688	432,281
Plantronics, Inc. *	15,811	665,643
2,250,393
Computers & Peripherals 1.3%
Electronics for Imaging, Inc. *	9,118	257,675
M Systems Flash Disk Pioneers, Ltd. *	25,011	372,914
Quantum Fuel Systems Technologies Worldwide, Inc.	33,905	206,142
836,731
Electronic Equipment & Instruments 5.4%
Benchmark Electronics, Inc. *	10,541	306,743
California Micro Devices Corp.	38,966	449,278
FLIR Systems, Inc. *	2,735	150,152
Lecroy Corp.	15,531	279,713
Metrologic Instruments, Inc.	19,978	398,361
Orbotech, Ltd.	24,625	501,119
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Rogers Corp. *	4,025	$ 281,347
TTM Technologies, Inc. *	48,656	576,574
Varian Semiconductor Equipment, Inc. *	15,418	594,518
3,537,805
Internet Software & Services 3.2%
Digitas, Inc.	53,857	594,043
Equinix, Inc. *	8,414	285,571
Tyler Technologies, Inc.	61,447	581,288
ValueClick, Inc. *	52,647	630,711
2,091,613
Semiconductors & Semiconductor Equipment 10.0%
Axcelis Technologies, Inc. *	21,550	268,082
Brooks Automation, Inc.	28,057	565,349
Conexant Systems, Inc.	125,353	542,779
Cypress Semiconductor Corp. *	27,699	393,049
Fairchild Semiconductor International, Class A *	31,437	514,624
Helix Technology Corp.	20,234	431,591
Integrated Silicon Solution, Inc. *	44,230	540,048
Kulicke & Soffa Industries, Inc. *	53,208	583,160
Mattson Technology, Inc. *	42,940	516,139
Microsemi Corp. *	44,602	633,794
Mykrolis Corp. *	16,046	279,521
Nanometrics, Inc.	18,017	205,033
Silicon Laboratories, Inc. *	10,383	481,252
Silicon Storage Technology, Inc. *	52,104	536,671
6,491,092
Software 3.9%
ANSYS, Inc. *	5,763	270,861
Aspect Communications, Inc. *	37,443	531,691
Corillian Corp.	53,156	267,906
FileNet Corp. *	17,226	543,825
Transaction Systems Architects, Inc., Class A *	18,489	398,068
Witness Systems, Inc.	42,432	515,549
2,527,900
MATERIALS 4.2%
Chemicals 1.2%
FMC Corp. *	12,085	520,984
MacDermid, Inc.	6,706	226,998
747,982
Construction Materials 0.5%
Florida Rock Industries, Inc.	7,171	302,401
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 2.5%
Century Aluminum Co. *	26,378	$ 653,911
Commercial Metals Co.	9,143	296,690
Ryerson Tull, Inc.	44,235	702,452
1,653,053
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunications Services 0.4%
Western Wireless Corp., Class A *	9,314	269,268
Total Common Stocks (cost $58,184,699)		63,890,100
SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Money Market Fund (o) (cost $919,909)	919,909	919,909
Total Investments (cost $59,104,608) 99.8%		64,810,009
Other Assets and Liabilities 0.2%		137,677
Net Assets 100.0%		$ 64,947,686

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $59,104,608)	$ 64,810,009
Receivable for securities sold	839,859
Dividends receivable	9,730

Total assets	65,659,598

Liabilities
Payable for securities purchased	692,316
Advisory fee payable	1,424
Distribution Plan expenses payable	16
Due to other related parties	176
Accrued expenses and other liabilities	17,980

Total liabilities	711,912

Net assets	$ 64,947,686

Net assets represented by
Paid-in capital	$ 63,566,252
Undistributed net investment loss	(245,029)
Accumulated net realized losses on securities	(4,078,938)
Net unrealized gains on securities	5,705,401

Total net assets	$ 64,947,686

Net assets consists of
Class 1	$ 62,606,431
Class 2	2,341,255

Total net assets	$ 64,947,686

Shares outstanding
Class 1	5,674,924
Class 2	213,293

Net asset value per share
Class 1	$ 11.03
Class 2	$ 10.98

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Dividends	$ 95,390
Income from affilate	9,342

Total investment income	104,732

Expenses
Advisory fee	319,739
Distribution Plan expenses	2,121
Administrative services fee	34,707
Transfer agent fees	157
Trustees' fees and expenses	507
Printing and postage expenses	12,585
Custodian and accounting fees	17,418
Professional fees	7,358
Other	710

Total expenses	395,302
Less: Expense reductions	(8,830)
Fee waivers	(36,809)

Net expenses	349,663

Net investment loss	(244,931)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,954,058
Net change in unrealized gains or losses on securities	(4,115,753)

Net realized and unrealized gains or losses on securities	838,305

Net increase in net assets resulting from operations	$ 593,374

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment loss		$ (244,931)		$ (308,870)
Net realized gains on securities		4,954,058		7,987,023
Net change in unrealized gains or losses on securities		(4,115,753)		8,165,854

Net increase in net assets resulting from operations		593,374		15,844,007

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,273,658	14,242,140	9,006,231	83,777,691
Class 2	107,327	1,153,541	113,130	1,077,677

		15,395,681		84,855,368

Payment for shares redeemed
Class 1	(1,829,891)	(19,390,429)	(6,795,084)	(60,794,162)
Class 2	(8,693)	(93,656)	(2,421)	(20,241)

		(19,484,085)		(60,814,403)

Net increase (decrease) in net assets resulting from capital share transactions		(4,088,404)		24,040,965

Total increase (decrease) in net assets		(3,495,030)		39,884,972
Net assets
Beginning of period		68,442,716		28,557,744

End of period		$ 64,947,686		$ 68,442,716

Undistributed net investment loss		$ (245,029)		$ (98)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Special Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended June 30, 2004, EIMC waived its fee in the amount of $36,809 which represents 0.11% of the Fund's average daily net assets on an annualized basis. Total amounts subject to recoupment as of June 30, 2004 were $102,156.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $22,540 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $81,951,010 and $86,810,355, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $59,557,190. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,500,152 and $3,247,333, respectively, with a net unrealized appreciation of $5,252,819.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

As of December 31, 2003, the Fund had $8,414,841 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $8,830, which combined represents 0.03% of its average daily net assets (on an annualized basis).

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566897 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Special Values Fund

Evergreen VA Special Values Fund Semiannual Report June 30, 2004

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Special Values Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

1

LETTER TO SHAREHOLDERS  continued

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and

2

LETTER TO SHAREHOLDERS  continued

value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,
Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return
	9.36%	9.30%

Average annual return

1 year
	33.85%	33.69%

5 year
	12.32%	12.24%

Since portfolio inception
	11.18%	11.12%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE   continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Special Values Class 1 shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
Class 1[1]		2003	2002[2]	2001	2000	1999
Net asset value, beginning of period	$13.78	$10.65	$12.60	$11.70	$10.14	$9.58
Income from investment operations
Net investment income	0.04	0.01	0.02	0.02	0.08	0.13
Net realized and unrealized gains or losses on securities	1.25	3.13	-1.58	1.98	1.99	1.02
Total from investment operations	1.29	3.14	-1.56	2.00	2.07	1.15
Distributions to shareholders from
Net investment income	0	-0.01	-0.02	-0.02	-0.10	-0.13
Net realized gains	0	0	-0.37	-1.08	-0.41	-0.46
Total distributions to shareholders	0	-0.01	-0.39	-1.10	-0.51	-0.59
Net asset value, end of period	$15.07	$13.78	$10.65	$12.60	$11.70	$10.14
Total return[3]	9.36%	29.52%	-12.60%	18.11%	20.71%	12.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$54,705	$46,621	$32,300	$22,515	$10,400	$4,958
Ratios to average net assets
Expenses[4]	1.00%[5]	1.00%	1.00%	1.00%	1.02%	1.01%
Net investment income	0.57%[5]	0.14%	0.18%	0.29%	1.01%	1.69%
Portfolio turnover rate	17%	98%	61%	81%	82%	65%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)
		Year Ended December 31,
Class 2		2003	2002[1,2]
Net asset value, beginning of period	$13.76	$10.65	$11.39
Income from investment operations
Net investment income	0.02	0	0.02
Net realized and unrealized gains or losses on securities	1.26	3.11	-0.49
Total from investment operations	1.28	3.11	-0.47
Distributions to shareholders from
Net investment income	0	0	-0.01
Net realized gains	0	0	-0.26
Total distributions to shareholders	0	0	-0.27
Net asset value, end of period	$15.04	$13.76	$10.65
Total return[3]	9.30%	29.20%	-4.11%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,127	$7,479	$1,055
Ratios to average net assets
Expenses[4]	1.25%[5]	1.26%	1.28%[5]
Net investment income (loss)	0.26%[5]	-0.11%	0.46%[5]
Portfolio turnover rate	17%	98%	61%

[1]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS 93.8%
CONSUMER DISCRETIONARY 22.6%
Auto Components 1.1%
Superior Industries International, Inc.	23,740	$ 794,103
Automobiles 0.2%
National RV Holdings, Inc. *	9,600	141,600
Hotels, Restaurants & Leisure 6.2%
Jack In The Box, Inc. *	28,060	833,382
La Quinta Corp. *	112,305	943,362
Lone Star Steakhouse & Saloon, Inc.	15,090	410,297
O'Charley's, Inc. *	15,680	269,539
Papa John's International, Inc. *	10,890	321,691
Ryan's Restaurant Group, Inc. *	28,670	452,986
Triarc Companies, Inc., Class A	12,350	127,575
Triarc Companies, Inc., Class B	88,229	897,289
4,256,121
Household Durables 2.3%
Cavco Industries, Inc. *	6,253	248,244
Dixie Group, Inc. *	7,700	91,168
Ethan Allen Interiors, Inc.	4,700	168,777
Libbey, Inc.	9,400	260,944
Skyline Corp.	4,800	195,120
Tupperware Corp.	33,030	641,773
1,606,026
Leisure Equipment & Products 0.2%
Boyds Collection, Ltd. *	38,400	127,488
Media 4.8%
Grey Global Group, Inc.	300	295,500
Liberty Corp.	15,715	737,819
ProQuest Co. *	10,200	277,950
Pulitzer, Inc.	17,060	834,234
RH Donnelley Corp. *	6,000	262,440
Scholastic Corp. *	8,100	242,595
Valassis Communications, Inc. *	8,410	256,253
World Wrestling Entertainment, Inc.	33,610	428,528
3,335,319
Multi-line Retail 0.9%
Neiman Marcus Group, Class A	10,925	607,976
Specialty Retail 3.5%
Barnes & Noble, Inc. *	9,480	322,130
Burlington Coat Factory Warehouse Corp.	10,250	197,825
Deb Shops, Inc.	6,400	153,984
Payless ShoeSource, Inc. *	51,460	767,269
Pier 1 Imports, Inc.	13,800	244,122
Stein Mart, Inc. *	6,040	98,210
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Tweeter Home Entertainment Group, Inc. *	5,710	$ 30,834
Wet Seal, Inc. *	13,300	69,559
Zale Corp. *	19,280	525,573
2,409,506
Textiles, Apparel & Luxury Goods 3.4%
Cutter & Buck, Inc.	18,450	190,035
Kellwood Co.	22,510	980,310
Russell Corp.	24,460	439,302
Stride Rite Corp.	38,310	422,559
Superior Uniform Group, Inc.	9,200	146,188
Velcro Industries, N.V.	11,290	130,061
2,308,455
CONSUMER STAPLES 6.9%
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	44,520	814,716
The Topps Company, Inc.	29,980	290,806
1,105,522
Food Products 3.6%
American Italian Pasta Co., Class A	5,600	170,688
Corn Products International, Inc.	14,840	690,802
Delta & Pine Land Co.	34,500	757,275
Fresh Del Monte Produce, Inc.	19,760	499,335
Interstate Bakeries Corp.	21,700	235,445
Lance, Inc.	8,860	136,444
2,489,989
Household Products 0.4%
Rayovac Corp. *	9,950	279,595
Tobacco 1.3%
Universal Corp.	16,665	848,915
ENERGY 5.7%
Energy Equipment & Services 2.0%
Atwood Oceanics, Inc. *	16,710	697,642
Global Industries, Ltd. *	29,100	166,452
GMX Resources, Inc. *	10,000	79,000
Hydril Co. *	4,500	141,750
Tidewater, Inc.	10,540	314,092
1,398,936
Oil & Gas 3.7%
Berry Petroleum Co., Class A	5,530	162,637
Cabot Oil & Gas Corp., Class A	13,345	564,494
Forest Oil Corp. *	20,722	566,125
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS  continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Patina Oil & Gas Corp.	16,782	$ 501,278
Stone Energy Corp. *	4,500	205,560
Teekay Shipping Corp.	5,560	207,833
Whiting Petroleum Corp. *	11,631	292,520
2,500,447
FINANCIALS 13.7%
Capital Markets 2.2%
Investment Technology Group *	73,620	941,600
LaBranche & Co., Inc.	17,200	144,824
Piper Jaffray Co., Inc. *	7,600	343,748
WP Stewart & Co., Ltd.	4,080	83,599
1,513,771
Commercial Banks 1.0%
Colonial BancGroup, Inc.	9,300	168,981
First Citizens BancShares, Inc.	2,230	272,060
Mid-State Bancshares	6,050	142,235
Washington Trust Bancorp, Inc.	4,210	109,334
692,610
Diversified Financial Services 1.5%
Apollo Investment Corp. *	27,000	371,790
Assured Guaranty, Ltd. *	41,100	696,645
1,068,435
Insurance 5.8%
Alfa Corp.	8,600	120,400
CNA Surety Corp. *	23,560	257,982
Endurance Specialty Holdings, Ltd.	15,100	525,480
Harleysville Group, Inc.	15,100	284,635
Hilb, Rogal and Hobbs Co.	4,630	165,198
Horace Mann Educators Corp.	16,670	291,392
IPC Holdings, Ltd.	18,395	679,327
LandAmerica Financial Group, Inc.	10,270	399,811
Merchants Group, Inc.	1,900	48,925
Moneygram International, Inc. *	3,100	63,860
MONY Group, Inc.	11,050	345,865
Navigators Group, Inc. *	7,320	211,475
Stewart Information Services Corp.	17,280	583,546
3,977,896
Real Estate 1.9%
Forest City Enterprises, Inc.	11,705	620,365
Post Properties, Inc. REIT	17,680	515,372
Reckson Associates Realty Corp. REIT	7,090	194,691
1,330,428
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS  continued

June 30, 2004   (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.3%
Brookline Bancorp, Inc.	5,400	$ 79,218
NetBank, Inc.	44,400	485,292
NewAlliance Bancshares, Inc. *	21,438	299,275
863,785
HEALTH CARE 5.5%
Health Care Equipment & Supplies 4.0%
Analogic Corp.	14,600	619,478
Edwards Lifesciences Corp. *	15,450	538,433
Millipore Corp. *	7,900	445,323
SOLA International, Inc. *	5,100	87,873
Viasys Healthcare, Inc. *	23,130	483,648
West Pharmaceutical Services, Inc.	13,350	564,705
2,739,460
Health Care Providers & Services 1.5%
NDCHealth Corp.	16,490	382,568
Per-Se Technologies, Inc. *	43,220	628,419
1,010,987
INDUSTRIALS 17.4%
Aerospace & Defense 0.7%
GenCorp, Inc.	22,590	302,480
Ladish Co., Inc. *	22,400	190,400
492,880
Building Products 0.3%
Apogee Enterprises, Inc.	17,400	180,960
Commercial Services & Supplies 4.3%
Deluxe Corp.	11,340	493,290
Heidrick & Struggles International, Inc. *	10,510	311,937
John H. Harland Co.	25,740	755,469
Spherion Corp. *	41,000	415,740
Viad Corp.	37,010	999,640
2,976,076
Electrical Equipment 2.5%
A.O. Smith Corp.	9,105	289,448
Belden, Inc.	39,820	853,342
Genlyte Group, Inc. *	9,100	572,208
1,714,998
Machinery 6.6%
AGCO Corp. *	6,690	136,275
Ampco-Pittsburgh Corp.	9,340	120,112
Briggs & Stratton Corp.	9,340	825,189
Crane Co.	2,540	79,731
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS  continued

June 30, 2004   (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
EnPro Industries, Inc. *	15,250	$ 350,445
Joy Global, Inc.	30,250	905,685
Kadant, Inc. *	29,739	687,863
Mueller Industries, Inc.	37,200	1,331,760
Supreme Industries, Inc., Class A	7,640	49,202
Wolverine Tube, Inc. *	6,200	67,580
4,553,842
Road & Rail 3.0%
Arkansas Best Corp.	30,470	1,003,073
Dollar Thrifty Automotive Group *	6,100	167,384
RailAmerica, Inc. *	16,270	237,542
USF Corp.	19,180	673,793
2,081,792
INFORMATION TECHNOLOGY 8.7%
Communications Equipment 1.9%
Adaptec, Inc. *	11,500	97,290
CommScope, Inc. *	27,450	588,802
Enterasys Networks, Inc. *	57,300	120,903
Harris Corp.	10,410	528,308
1,335,303
Computers & Peripherals 3.6%
Advanced Digital Information Corp. *	13,900	134,830
Imation Corp.	22,235	947,433
Intergraph Corp. *	28,680	741,665
Quantum Corp. *	99,280	307,768
Silicon Graphics, Inc. *	113,720	250,184
Western Digital Corp. *	12,600	109,116
2,490,996
Electronic Equipment & Instruments 1.1%
Kemet Corp. *	18,300	223,626
Technitrol, Inc. *	24,890	545,091
768,717
Internet Software & Services 0.2%
Register.com, Inc. *	20,107	119,838
Semiconductors & Semiconductor Equipment 1.3%
Credence Systems Corp. *	15,630	215,694
Lattice Semiconductor Corp. *	26,440	185,344
Standard Microsystems Corp. *	20,240	471,997
873,035
Software 0.6%
Transaction Systems Architects, Inc., Class A *	20,110	432,968
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS  continued

June 30, 2004   (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 10.7%
Chemicals 3.1%
A. Schulman, Inc.	9,800	$ 210,602
American Pacific Corp.	10,800	81,432
Arch Chemicals, Inc.	18,590	535,764
FMC Corp. *	12,800	551,808
Great Lakes Chemical Corp.	10,850	293,601
H.B. Fuller Co.	1,100	31,240
Octel Corp.	13,500	355,455
Wellman, Inc.	12,600	102,438
2,162,340
Construction Materials 1.2%
Eagle Materials, Inc.	11,668	828,662
Containers & Packaging 3.0%
Owens-Illinois, Inc. *	25,160	421,682
Packaging Corporation of America	24,670	589,613
Rock-Tenn Co., Class A	37,650	638,167
Silgan Holdings, Inc. *	9,690	390,604
2,040,066
Metals & Mining 2.9%
Commercial Metals Co.	10,040	325,798
Massey Energy Co.	18,330	517,089
Quanex Corp.	21,260	1,035,362
Roanoke Electric Steel Corp.	7,630	103,768
1,982,017
Paper & Forest Products 0.5%
Deltic Timber Corp.	9,270	355,968
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises *	24,767	1,108,819
UTILITIES 1.0%
Electric Utilities 0.6%
El Paso Electric Co. *	25,200	389,088
Gas Utilities 0.4%
Atmos Energy Corp.	10,800	276,480
Total Common Stocks (cost $51,301,594)		64,572,215
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Textiles, Apparel & Luxury Goods 0.0%
Tommy Hilfiger Corp.	650	16,783
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS  continued

June 30, 2004   (unaudited)

	Shares	Value

PREFERRED STOCKS continued
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.	2,200	$ 92,356
Total Preferred Stocks (cost $103,860)		109,139

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.1%
Specialty Retail 0.1%
Gadzooks, Inc., 5.00%, 10/09/2008 (cost $85,000) (h)+	$ 85,000	45,900

	Shares	Value

SHORT-TERM INVESTMENTS 6.3%
MUTUAL FUND SHARES 6.3%
Evergreen Institutional Money Market Fund (o) (cost $4,319,919)	4,319,919	4,319,919
Total Investments (cost $55,810,373) 100.3%		69,047,173
Other Assets and Liabilities (0.3%)		(214,740)
Net Assets 100.0%		$ 68,832,433

*	Non-income producing security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
+
Security is deemed illiquid and is valued using market quotations when readily available. In the absence of market quotations, the security is valued based upon the fair value determined under procedures approved by the Board of Trustees.

Summary of Abbreviations:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004   (unaudited)

Assets
Investments in securities, at value (cost $55,810,373)
$ 69,047,173
Receivable for securities sold	56,927
Dividends receivable	56,974

Total assets	69,161,074

Liabilities
Payable for securities purchased	316,763
Advisory fee payable	1,551
Distribution Plan expenses payable	96
Due to other related parties	304
Accrued expenses and other liabilities	9,927

Total liabilities	328,641

Net assets	$ 68,832,433

Net assets represented by
Paid-in capital	$ 56,268,963
Undistributed net investment income	156,071
Accumulated net realized losses on securities	(829,401)
Net unrealized gains on securities	13,236,800

Total net assets	$ 68,832,433

Net assets consists of
Class 1	$ 54,705,138
Class 2	14,127,295

Total net assets	$ 68,832,433

Shares outstanding
Class 1	3,628,977
Class 2	939,619

Net asset value per share
Class 1	$ 15.07
Class 2	$ 15.04

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004   (unaudited)

Investment income

Dividends	$ 443,949
Income from affiliate	23,455

Total investment income	467,404

Expenses
Advisory fee	261,123
Distribution Plan expenses	13,654
Administrative services fee	29,976
Transfer agent fees	251
Trustees' fees and expenses	499
Printing and postage expenses	9,818
Custodian and accounting fees	8,153
Professional fees	7,228
Other	1,363

Total expenses	332,065
Less: Expense reductions	(100)
Fee waivers	(18,169)

Net expenses	313,796

Net investment income	153,608

Net realized and unrealized gains or losses on securities
Net realized gains on securities	2,515,806
Net change in unrealized gains or losses on securities	2,892,695

Net realized and unrealized gains or losses on securities	5,408,501

Net increase in net assets resulting from operations	$ 5,562,109

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 153,608		$ 46,466
Net realized gains or losses on securities		2,515,806		(2,990,725)
Net change in unrealized gains or losses on securities
		2,892,695		13,847,474

Net increase in net assets resulting from operations
		5,562,109		10,903,215

Distributions to shareholders from
Net investment income -- Class 1		0		(44,003)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	521,972	7,464,892	818,146	9,719,245
Class 2	405,426	5,790,614	478,581	5,725,005

		13,255,506		15,444,250

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	3,257	44,003

Payment for shares redeemed
Class 1	(276,764)	(3,950,550)	(469,436)	(5,183,620)
Class 2	(9,401)	(134,677)	(33,982)	(418,312)

		(4,085,227)		(5,601,932)

Net increase in net assets resulting from capital share transactions
		9,170,279		9,886,321

Total increase in net assets		14,732,388		20,745,533
Net assets
Beginning of period		54,100,045		33,354,512

End of period		$ 68,832,433		$ 54,100,045

Undistributed net investment income		$ 156,071		$ 2,463

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended June 30, 2004, EIMC waived its fee in the amount of $18,169, which represents 0.06% of the Fund's average daily net assets (on an annualized basis). Total amounts subject to recoupment as of June 30, 2004 were $73,400.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $2,173 to Wachovia Securities, LLC.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $20,040,727 and $9,654,560, respectively, for the six months ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $55,817,411. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,209,424 and $979,662, respectively, with a net unrealized appreciation of $13,229,762.

As of December 31, 2003, the Fund had $3,316,505 in capital loss carryovers for federal income tax purposes, expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS  (unaudited)  continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566890 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Strategic Income Fund

Evergreen VA Strategic Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen VA Strategic Income Fund, which covers the six-month period ended June 30, 2004.

After the impressive rebound in 2003, we entered the investment period heartened by the fundamentals supporting continued growth in Gross Domestic Product (GDP) and profits. The economic expansion had broadened, monetary policy was accommodative, and corporate earnings were approaching record levels. Yet geopolitical tensions remained and payroll growth was lackluster, leaving our investment teams with many questions to ponder. Could the fundamentals supporting growth outweigh the market's fear of terrorism? Would the Federal Reserve sap future growth prospects? Had profits peaked? How would the economy, and the financial markets, respond to these concerns? We ultimately decided that our investment teams would have the challenge to separate fundamental risk from event risk, one that quickly surfaced after the bombings in Madrid.

Unfortunately, terrorism had returned, and in this instance, it helped shape the election in Spain. As a result, turmoil was prevalent throughout the global markets, and the discomfort was compounded by a seemingly innocuous change in wording from the Federal Reserve. After emphasizing the term "considerable period" for several months, monetary policy makers altered their commentary to suggest that they would remain "patient" in their policy accommodation. To the untrained eye, it was a subtle move. But to the financial markets, it represented a warning that the two-decade downward trend in interest rates would probably come to an end in the coming months.

These concerns increased as economic growth exceeded expectations. Within the past year, overall demand had broadened from the U.S. consumer to include significant gains in spending and investment by U.S. businesses. In addition, job growth had finally resumed at a pace far greater than most forecasts, resulting in a net gain of more than 1.25 million jobs

LETTER TO SHAREHOLDERS continued

for the first half of 2004. Predictably, these developments led to fears of inflation, a condition heightened by soaring gasoline prices and rising consumer inflation indexes.

The bond market bore the brunt of these developments. After initially gaining in a flight to quality surrounding the geopolitical tensions, the yield on the 10-year Treasury surged from a low of approximately 3.7% in March to a high of 4.8% in May and June. Throughout this market uncertainty, our fixed income teams maintained a defensive posture within their portfolios, emphasizing credit quality and attempting to alter the durations of their holdings in an attempt to limit principal erosion. Investment grade corporate bonds, mortgages, municipal securities, and international fixed income were some of the opportunities identified by our research analysts.

No asset class was safe from the uncertainty, though. Despite solid gains in economic growth and corporate profits, the equity markets experienced a volatile ride, alternating between gains and losses throughout the period. Operating earnings for companies in the S&P 500 rose by approximately 25% in the first half of the year, and analysts' forecasts rose for the balance of this year and into 2005. Yet the concern of higher interest rates, and the

Notification of Investment Strategy Change:

Effective August 1, 2004, the Fund's investment strategy has been amended to permit the following:
The portion of the Fund invested in US Government securities may engage in transactions that create leverage, including certain types of mortgage dollar rolls and TBA mortgage securities, with up to 30% of that portion of the Fund's assets. A mortgage dollar roll transaction allows the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.

The portion of the Fund invested in developed market international bonds may also enter into foreign currency exchange contracts, including those entered into for the purposes of cross hedging, proxy hedging and creating a net long position versus a foreign currency. These transactions are designed to maximize risk-adjusted performance or to control risk.
The Fund's prospectus has been supplemented to include these changes.

LETTER TO SHAREHOLDERS continued

potential impact on spending and asset valuations apparently pressured investor sentiment as the second quarter progressed, and the major market indexes finished the period with modest gains.

Our equity teams remained fully engaged in the tug of war between solid fundamentals and the market's fears of terror and a potentially aggressive Fed. Portfolios continued to emphasize diversification, with an emphasis on quality in stock selection within our growth and value disciplines. International exposure was also increased in appropriate portfolios, as was a preference for larger companies as the economic cycle matures from the dramatic gains consistent in the recovery phase to the less spectacular gains historically associated with the expansion phase.

As always, we continue to recommend that investors maintain proper diversification within their portfolios, enabling asset allocation to contribute to the long-term returns on their investments. If geopolitical tensions escalate, or if another global terrorist act shakes confidence in the financial markets, we encourage investors to adhere to their long-term investment plans. The U.S. economy has a long and successful history of adaptability and recovery, innovation and growth. We will continue to make our investment decisions accordingly.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team
Lead Manager

Lisa Brown Premo
Customized Fixed Income Team

Peter Wilson
Customized Fixed Income Team

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	-1.05%	-1.14%

Average annual return

1 year	3.72%	3.60%

5 year	7.61%	7.54%

Since portfolio inception	6.59%	6.54%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Strategic Income Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[2]
		Year Ended December 31,
CLASS 1[1]		2003[2]	2002[2]	2001[2]	2000	1999[2]
Net asset value, beginning of period	$10.50	$9.88	$9.03	$9.01	$10.56	$10.39
Income from investment operations
Net investment income	0.26	0.63	0.59	0.62	0.85	0.73
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.37	1.02	0.81	-0.06	-0.93	-0.56
Total from investment operations	-0.11	1.65	1.40	0.56	-0.08	0.17
Distributions to shareholders from
Net investment income	0	-1.03	-0.55	-0.54	-1.29	0
Tax basis return of capital	0	0	0	0	-0.18	0
Total distributions to shareholders	0	-1.03	-0.55	-0.54	-1.47	0
Net asset value, end of period	$10.39	$10.50	$9.88	$9.03	$9.01	$10.56
Total return[3]	-1.05%	16.75%	15.52%	6.21%	-0.69%	1.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$47,354	$50,637	$37,693	$23,486	$17,950	$18,076
Ratios to average net assets
Expenses[4]	0.75%[5]	0.78%	0.79%	0.81%	0.84%	0.84%
Net investment income	5.08%[5]	5.87%	6.12%	6.65%	8.69%	7.02%
Portfolio turnover rate	98%	114%	189%	287%	302%	205%

[1]   Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2004 (unaudited)[1]
		Year Ended December 31,
CLASS 2		2003[1]	2002[1,2]
Net asset value, beginning of period	$10.49	$9.88	$9.57
Income from investment operations
Net investment income	0.25	0.57	0.26
Net realized and unrealized gains or losses on securities and foreign currency related transactions	-0.37	1.05	0.59
Total from investment operations	-0.12	1.62	0.85
Distributions to shareholders from
Net investment income	0	-1.01	-0.54
Net asset value, end of period	$10.37	$10.49	$9.88
Total return[3]	-1.14%	16.50%	8.88%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,807	$7,493	$339
Ratios to average net assets
Expenses[4]	1.00%[5]	1.04%	1.05%[5]
Net investment income	4.84%[5]	5.33%	6.12%[5]
Portfolio turnover rate	98%	114%	189%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

[3]   Total return does not reflect charges attributable to your insurance company's separate account.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2004  (unaudited)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
GNMA, Class A, Ser. 2004-009, 3.36%, 08/16/2022 (cost $239,048)	$ 246,441	$ 240,965
CORPORATE BONDS 31.9%
CONSUMER DISCRETIONARY 8.5%
Auto Components 1.4%
Collins & Aikman Products Co., 10.75%, 12/31/2011	207,000	209,070
Dana Corp., 9.00%, 08/15/2011	170,000	199,750
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	106,000	108,650
RJ Tower Corp., 12.00%, 06/01/2013	200,000	192,500
Tenneco Automotive, Inc., Ser. B, 10.25%, 07/15/2013	140,000	158,900
868,870
Hotels, Restaurants & Leisure 2.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	115,000	131,675
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	100,000	105,500
Equinox Holdings, Inc., 9.00%, 12/15/2009 144A	200,000	200,000
Friendly Ice Cream Corp., 8.375%, 06/15/2012 144A	135,000	131,625
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	300,000	327,000
La Quinta Corp., 8.875%, 03/15/2011	70,000	75,600
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	100,000	111,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	170,000	183,600
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012 144A	60,000	63,300
Venetian Casino Resort LLC, 11.00%, 06/15/2010	300,000	348,000
1,677,800
Household Durables 0.8%
Ames True Temper, Inc., 10.00%, 07/15/2012 144A	50,000	50,375
Amscan Holdings, Inc., 8.75%, 05/01/2014 144A	100,000	98,750
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014 144A	75,000	69,000
Meritage Corp., 9.75%, 06/01/2011	90,000	99,450
WCI Communities, Inc., 9.125%, 05/01/2012	170,000	184,450
502,025
Leisure Equipment & Products 0.2%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	100,000	109,500
Media 2.0%
AMC Entertainment, Inc., 9.875%, 02/01/2012	300,000	316,500
CCO Holdings LLC, 8.75%, 11/15/2013 144A	250,000	240,625
CSC Holdings, Inc., 7.625%, 04/01/2011	110,000	110,825
Dex Media East LLC, 12.125%, 11/15/2012	125,000	146,562
Dex Media West LLC, Ser. B, 9.875%, 08/15/2013	125,000	137,813
Emmis Communications Corp., 6.875%, 05/15/2012 144A	300,000	295,500
1,247,825
Specialty Retail 1.5%
FTD, Inc., 7.75%, 02/15/2014	250,000	233,125
Group 1 Automotive, Inc., 8.25%, 08/15/2013	300,000	315,750
Office Depot, Inc., 10.00%, 07/15/2008	100,000	115,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	112,500
United Auto Group, Inc., 9.625%, 03/15/2012	170,000	187,000
963,875
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	$ 50,000	$ 55,375
Food Products 0.5%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	140,000	153,300
Del Monte Foods Co., 8.625%, 12/15/2012	35,000	37,888
Michael Foods, Inc., 8.00%, 11/15/2013	90,000	93,375
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	55,000	60,087
344,650
Personal Products 0.4%
Playtex Products, Inc., 8.00%, 03/01/2011 144A	250,000	261,562
Tobacco 0.4%
North Atlantic Trading, Inc., 9.25%, 03/01/2012 144A	235,000	228,538
ENERGY 4.2%
Energy Equipment & Services 1.5%
General Maritime Corp., 10.00%, 03/15/2013	145,000	160,406
Grant Prideco, Inc., 9.625%, 12/01/2007	125,000	138,125
Lone Star Technologies, Inc., 9.00%, 06/01/2011	135,000	141,413
NRG Energy, Inc., 8.00%, 12/15/2013 144A	200,000	203,000
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	300,000	318,000
960,944
Oil & Gas 2.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	285,000	279,300
El Paso Energy Partners LP, 8.50%, 06/01/2011	87,000	94,612
El Paso Production Holding Co., 7.75%, 06/01/2013	300,000	276,750
Encore Acquisition Co., 6.25%, 04/15/2014 144A	90,000	85,050
Evergreen Resources, Inc., 5.875%, 03/15/2012 144A	55,000	55,825
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	45,900
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	130,000	131,950
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	108,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	170,000	186,150
Premcor Refining Group, Inc., 6.75%, 05/01/2014	300,000	298,500
Stone Energy Corp., 8.25%, 12/15/2011	90,000	94,275
Tri-Union Development Corp., 12.50%, 06/01/2006 (h) (g) +	40,812	30,609
1,686,921
FINANCIALS 3.4%
Capital Markets 0.3%
Affinity Group, Inc., 9.00%, 02/15/2012 144A	215,000	221,450
Diversified Financial Services 1.0%
Arch Western Finance LLC, 6.75%, 07/01/2013 144A	200,000	201,000
Nalco Finance Holdings LLC, Sr. Disc. Note, Step Bond, 0.00%, 05/10/2005 144A †	255,000	170,213
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	150,000	132,375
Ship Finance International, Ltd., 8.50%, 12/15/2013 144A	115,000	111,550
615,138
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	$ 300,000	$ 328,500
Real Estate 1.6%
Host Marriott LP, Ser. J, 7.125%, 11/01/2013 REIT	500,000	492,500
LNR Property Corp., 7.625%, 07/15/2013	120,000	120,000
Lyon William Homes, Inc., 7.50%, 02/15/2014 144A	250,000	233,750
Universal City Development Partners, 11.75%, 04/01/2010	130,000	151,125
997,375
HEALTH CARE 1.8%
Health Care Equipment & Supplies 0.5%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	100,000	108,500
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	204,000
312,500
Health Care Providers & Services 1.1%
IASIS Healthcare Corp., 8.75%, 06/15/2014 144A	90,000	92,475
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	110,000	125,950
Select Medical Corp., 9.50%, 06/15/2009	177,000	190,275
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	150,000	153,375
Vicar Operating, Inc., 9.875%, 12/01/2009	100,000	110,500
672,575
Pharmaceuticals 0.2%
Alpharma, Inc., 8.625%, 05/01/2011 144A	150,000	156,000
INDUSTRIALS 3.5%
Aerospace & Defense 0.0%
Argo Tech Corp., 9.25%, 06/01/2011 144A	30,000	31,050
Commercial Services & Supplies 2.2%
Allied Waste North America, Inc.:
6.50%, 11/15/2010 144A	60,000	59,700
7.375%, 04/15/2014 144A	605,000	591,387
American Color Graphics, Inc., 10.00%, 06/15/2010	89,000	79,878
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	90,000	91,350
Coinmach Corp., 9.00%, 02/01/2010	70,000	70,525
Geo Group, Inc., 8.25%, 07/15/2013	55,000	54,725
NationsRent, Inc., 9.50%, 10/15/2010 144A	300,000	321,000
United Rentals North America, Inc., 6.50%, 02/15/2012	100,000	95,000
1,363,565
Machinery 1.3%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	200,000	211,000
SPX Corp., 7.50%, 01/01/2013	85,000	87,550
Terex Corp., 7.375%, 01/15/2014	200,000	197,000
Wolverine Tube, Inc., 7.375%, 08/01/2008 144A	300,000	295,500
791,050
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.3%
Telex Communications, Inc., 11.50%, 10/15/2008	$ 200,000	$ 213,000
IT Services 0.3%
Stratus Technologies, Inc., 10.375%, 12/01/2008 144A	150,000	154,688
MATERIALS 4.9%
Chemicals 1.9%
Acetex Corp., 10.875%, 08/01/2009	100,000	110,000
Equistar Chemicals LP, 10.625%, 05/01/2011	125,000	139,375
Ethyl Corp., 8.875%, 05/01/2010	35,000	37,100
FMC Corp., 10.25%, 11/01/2009	100,000	115,500
HMP Equity Holdings Corp., 0.00%, 05/15/2008 144A (n)	120,000	70,200
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	55,000	62,288
Huntsman International LLC:
9.875%, 03/01/2009	170,000	184,450
11.50%, 07/15/2012 144A	225,000	228,937
Lyondell Chemical Co., 9.50%, 12/15/2008	125,000	130,938
Nalco Co., 8.875%, 11/15/2013 144A	135,000	142,087
1,220,875
Containers & Packaging 1.1%
Graphic Packaging International, Inc., 9.50%, 08/15/2013	150,000	163,500
Jarden Corp., 9.75%, 05/01/2012	130,000	142,025
Jefferson Smurfit Group, 7.50%, 06/01/2013	170,000	169,150
Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012	170,000	185,300
659,975
Metals & Mining 1.5%
Alaska Steel Corp., 7.75%, 06/15/2012	150,000	136,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	80,000	73,600
7.50%, 11/15/2006	130,000	133,575
10.125%, 02/01/2010	220,000	244,200
Massey Energy Co., 6.625%, 11/15/2010	95,000	95,000
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	93,000	99,045
Peabody Energy Corp., 6.875%, 03/15/2013	60,000	61,050
U.S. Steel Corp., 10.75%, 08/01/2008	100,000	114,750
957,345
Paper & Forest Products 0.4%
Georgia Pacific Corp.:
8.00%, 01/15/2024 144A	55,000	55,275
8.125%, 05/15/2011	175,000	194,250
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	20,000	20,200
269,725
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.0%
CBD Media LLC / CBD Finance, Inc., 8.625%, 06/01/2011	$ 200,000	$ 211,500
FairPoint Communications, Inc., 12.50%, 05/01/2010	135,000	144,450
Insight Midwest LP, 9.75%, 10/01/2009	125,000	132,500
RCN Corp., 12.50%, 06/30/2008 (h)	156,523	160,436
648,886
Wireless Telecommunications Services 1.4%
American Towers, Inc., 7.25%, 12/01/2011	65,000	65,487
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	280,000	318,909
Dobson Communications Corp., 10.875%, 07/01/2010	150,000	129,750
Nextel Communications, Inc.:
6.875%, 10/31/2013	79,000	78,704
7.375%, 08/01/2015	300,000	304,500
897,350
UTILITIES 1.2%
Multi-Utilities & Unregulated Power 1.2%
AES Corp., 9.50%, 06/01/2009	275,000	295,281
Calpine Corp., 8.50%, 02/15/2011	50,000	32,875
Reliant Resources, Inc.:
9.25%, 07/15/2010	200,000	214,500
9.50%, 07/15/2013	200,000	216,500
759,156
Total Corporate Bonds (cost $19,629,901)		20,178,088
FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 12.4%
CONSUMER DISCRETIONARY 0.6%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011, EUR	80,000	105,658
Renault SA, 6.125%, 06/26/2009, EUR	85,000	112,184
217,842
Internet & Catalog Retail 0.1%
Great University Stores, 6.375%, 07/16/2009, GBP	50,000	92,082
Specialty Retail 0.2%
LVMH Moet Hennessy, 6.125%, 06/25/2008, EUR	76,000	100,273
CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.8%
Casino Guichard Perrachon SA:
5.25%, 04/28/2010, EUR	85,000	107,307
6.00%, 03/06/2008, EUR	80,000	104,192
Sodexho Alliance SA, 5.875%, 03/25/2009, EUR	90,000	116,124
Tesco plc:
4.75%, 04/13/2010, GBP	90,000	112,956
6.00%, 06/13/2008, GBP	50,000	91,982
532,561
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
ENERGY 0.2%
Oil & Gas 0.2%
Transco plc, 7.00%, 12/15/2008, AUD	170,000	$ 121,078
FINANCIALS 8.1%
Capital Markets 0.5%
Goldman Sachs Group, Inc., 5.125%, 04/24/2013, EUR	110,000	136,952
Lehman Brothers Holdings, Inc., 6.375%, 05/10/2011, EUR	80,000	108,284
Morgan Stanley, 4.375%, 03/01/2010, EUR	85,000	104,227
349,463
Commercial Banks 3.2%
Australia & New Zealand Bank, 4.875%, 12/22/2008, GBP	50,000	88,234
Banco Santander, 4.00%, 09/10/2010, EUR	300,000	364,370
BSCH Issuances, Ltd., 5.125%, 07/06/2009, EUR	160,000	204,329
Deutsche Bank AG, 6.00%, 03/05/2008, AUD	180,000	124,430
EUROFIMA, 6.50%, 08/22/2011, AUD	170,000	120,612
European Investment Bank:
4.00%, 04/15/2009, SEK	1,000,000	131,943
6.00%, 08/14/2013, AUD	172,000	118,708
Kredit Wiederaufbau, 3.50%, 04/17/2009, EUR	170,000	205,493
Kreditanst Fur Wie, 6.00%, 07/15/2009, NZD	550,000	337,804
SNS Bank Nederland N.V., 5.625%, 06/14/2012, EUR	180,000	236,020
Unicredito Italiano SpA, 6.10%, 02/28/2012, EUR	80,000	107,032
2,038,975
Consumer Finance 1.1%
BMW U.S. Capital LLC, 4.625%, 02/20/2013, EUR	90,000	110,139
International Lease Finance Corp.:
4.125%, 10/09/2008, EUR	170,000	208,185
6.625%, 12/07/2009, GBP	50,000	92,947
National Grid Group Finance, 6.125%, 08/23/2011, EUR	80,000	106,296
Toyota Credit Canada, Inc., 4.75%, 12/30/2008, CAD	250,000	187,976
705,543
Diversified Financial Services 1.4%
BAT International Finance plc, 4.875%, 02/25/2009, EUR	80,000	99,143
Cedulas, 3.25%, 06/19/2010, EUR	400,000	468,554
CitiGroup, Inc., 5.50%, 12/15/2008, GBP	50,000	89,630
Household Financial Corp., 5.125%, 06/24/2009, EUR	160,000	204,485
861,812
Insurance 0.2%
AIG Sunamerica, 5.50%, 03/07/2011, EUR	90,000	117,566
Thrifts & Mortgage Finance 1.7%
Nykredit:
5.00%, 10/01/2022, DKK	1,300,000	215,672
5.00%, 10/01/2032, DKK	2,600,000	418,008
6.00%, 10/01/2022, DKK	1,220,000	210,618
6.00%, 10/01/2032, DKK	1,250,000	211,270
1,055,568
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS 0.9%
Construction & Engineering 0.2%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009, EUR	90,000	$ 114,239
Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011, EUR	80,000	105,307
Industrial Conglomerates 0.6%
General Electric Capital Corp., 6.50%, 01/27/2009, NZD	430,000	268,589
Tyco International Group, 5.50%, 11/19/2008, EUR	85,000	108,772
377,361
INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011, EUR	80,000	105,692
MATERIALS 0.9%
Chemicals 0.5%
Nalco Co., 9.00%, 11/15/2013, EUR	250,000	310,768
Containers & Packaging 0.4%
Crown European Holdings SA, 10.25%, 03/01/2011, EUR	170,000	228,178
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, 7.25%, 01/28/2013, EUR	150,000	210,817
Sogerim SA, 7.00%, 04/20/2011, EUR	80,000	110,350
321,167
UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009, EUR	80,000	98,749
Total Foreign Bonds-Corporate (cost $7,787,992)		7,854,224
FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 10.8%
Australia, 6.50%, 05/15/2013, AUD	760,000	550,586
Canada:
4.40%, 03/15/2008, CAD	169,000	127,233
4.50%, 04/17/2008, CAD	280,000	210,428
Hungary:
7.75%, 04/12/2005, HUF	80,000,000	377,451
8.50%, 10/12/2005, HUF	278,500,000	1,306,110
New Zealand, 6.50%, 04/15/2013, NZD	130,000	83,202
Norway, 6.50%, 05/15/2013, NOK	4,075,000	670,063
Poland, 5.00%, 10/24/2013, PLN	3,250,000	748,703
Slovakia, 4.95%, 03/05/2008, SKK	18,000,000	560,698
South Africa:
7.00%, 04/10/2008, ZAR	90,000	119,523
13.00%, 08/31/2010, ZAR	3,500,000	641,846
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
Sweden:
5.25%, 03/15/2011, SEK	3,200,000	$ 445,912
6.75%, 05/05/2014, SEK	3,000,000	461,963
United Kingdom, 6.14%, 08/23/2004, GBP	120,000	548,439
Total Foreign Bonds-Government (cost $6,736,081)		6,852,157
MORTGAGE-BACKED SECURITIES 14.4%
FHLMC:
5.50%, TBA #	$ 3,560,000	3,592,302
6.00%, TBA #	1,235,000	1,256,227
FNMA:
4.44%, 04/01/2014	1,067,541	1,024,905
6.22%, 01/25/2009	348,922	369,465
7.50%, 05/25/2042	1,977,111	2,119,829
GNMA:
5.88%, 03/16/2024	665,000	700,724
8.00%, 01/15/2030	5,601	6,142
Total Mortgage-Backed Securities (cost $9,020,277)		9,069,594
U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds, 5.375%, 02/15/2031	1,160,000	1,170,287
U.S. Treasury Notes:
2.50%, 05/31/2006	725,000	722,792
3.875%, 05/15/2009	1,520,000	1,525,581
Total U.S. Treasury Obligations (cost $3,384,306)		3,418,660
YANKEE OBLIGATIONS - CORPORATE 4.2%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp., 9.625%, 12/01/2010 144A	200,000	188,500
ENERGY 0.4%
Oil & Gas 0.4%
Petroleum Geo Services, 10.00%, 11/05/2010	250,000	260,000
INDUSTRIALS 0.9%
Industrial Conglomerates 0.5%
Stena AB, 7.50%, 11/01/2013	300,000	298,125
Marine 0.1%
CP Ships, Ltd., 10.375%, 07/15/2012	75,000	86,063
Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012	150,000	151,312
INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.2%
Celestica, Inc., 7.875%, 07/01/2011	140,000	143,500
MATERIALS 0.1%
Metals & Mining 0.1%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	23,000	25,760
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014 144A	$ 60,000	$ 55,500
9.625%, 05/01/2011	85,000	95,837
151,337
UTILITIES 2.1%
Electric Utilities 0.3%
Enersis SA, 7.375%, 01/15/2014 144A	200,000	197,154
Gas Utilities 1.7%
Gazprom, 9.625%, 03/01/2013 144A	1,050,000	1,085,438
Multi-Utilities & Unregulated Power 0.1%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	100,000	66,500
Total Yankee Obligations-Corporate (cost $2,711,951)		2,653,689
YANKEE OBLIGATIONS-GOVERNMENT 8.4%
Brazil:
9.25%, 10/22/2010	400,000	381,000
10.00%, 01/16/2007	900,000	954,000
Ser. L, 8.00%, 04/15/2014	234,555	214,383
Colombia, 9.75%, 04/09/2011	396,107	439,679
Indonesia, 6.75%, 03/10/2014 144A	500,000	447,500
Mexico, 8.375%, 01/14/2011	550,000	622,875
Peru, 9.125%, 01/15/2008	275,000	299,750
Philippines:
9.00%, 02/15/2013	110,000	109,175
9.375%, 01/18/2017	780,000	790,725
Russia:
Ser. V, 3.00%, 05/14/2008	400,000	351,492
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 †	300,000	274,425
Venezuela, 10.75%, 09/19/2013	400,000	395,000
Total Yankee Obligations-Government (cost $5,213,231)		5,280,004

	Shares	Value

COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	3,601	19,949
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp. (h) * +	26	0
Tribo Petroleum Corp., Class A (h) * +	45	0
0
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A (h) * +	500	$ 5
Total Common Stocks (cost $25,471)		19,954
WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc, Expiring 3/16/2011 144A (h) * +	100	1
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp., Expiring 06/30/2013 (h) * +	20,000	0
Total Warrants (cost $12,563)		1

	Principal Amount	Value

SHORT-TERM INVESTMENTS 17.4%
COMMERCIAL PAPER 7.5%
Alpine Securitization Corp., 1.22%, 07/15/2004	$ 600,000	599,715
Bavaria Universal Funding, 1.24%, 07/15/2004	610,000	609,706
Check Point Charlie, Inc., 1.28%, 07/19/2004	580,000	579,629
Greyhawk Funding Corp., 1.22%, 07/20/2004	580,000	579,626
Lake Constance Funding, 1.23%, 07/19/2004	580,000	579,643
Rhineland Funding Capital, 1.25%, 07/14/2004	610,000	609,725
Scaldis Capital, Ltd., 1.22%, 07/15/2004	610,000	609,711
Surrey Funding Corp., 1.22%, 07/20/2004	580,000	579,627
4,747,382

	Shares	Value

MUTUAL FUND SHARES 9.9%
Evergreen Institutional Money Market Fund (o) ##	6,220,333	6,220,333
Total Short-Term Investments (cost $10,967,715)		10,967,715
Total Investments (cost $65,728,536) 105.3%		66,535,051
Other Assets and Liabilities (5.3%)		(3,374,888)
Net Assets 100.0%		$ 63,160,163
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004  (unaudited)

144A	Security that may be sold to qualified institutional buyers under rule 144A of the Securities Act of 1933, as amended. Unless otherwise noted, this security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available. In the absence of market quotations, the security is valued based upon the fair value determined under procedures approved by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed-delivery security.
##	All or a portion of the security has been segregated for when-issued or delayed-delivery securities.
*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Kroner
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	United Kingdom Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovakian Koruna
TBA	To Be Announced
ZAR	South African Rand
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004  (unaudited)

Assets
Investments in securities, at value (cost $59,508,203)	$ 60,314,718
Investments in affiliate, at value (cost $6,220,333)	6,220,333
Cash	54,224
Foreign currency, at value (cost $140,249)	136,464
Receivable for securities sold	6,413,351
Interest receivable	1,122,705
Receivable for closed forward foreign currency exchange contracts	146,916
Prepaid expenses and other assets	611

Total assets	74,409,322

Liabilities
Payable for securities purchased	11,020,305
Payable for closed forward foreign currency exchange contracts	165,417
Unrealized losses on forward foreign currency exchange contracts	27,934
Advisory fee payable	830
Distribution Plan expenses payable	108
Due to other related parties	397
Accrued expenses and other liabilities	34,168

Total liabilities	11,249,159

Net assets	$ 63,160,163

Net assets represented by
Paid-in capital	$ 61,277,293
Undistributed net investment income	918,132
Accumulated net realized gains on securities and foreign currency related transactions	185,124
Net unrealized gains on securities and foreign currency related transactions	779,614

Total net assets	$ 63,160,163

Net assets consists of
Class 1	$ 47,353,575
Class 2	15,806,588

Total net assets	$ 63,160,163

Shares outstanding
Class 1	4,555,894
Class 2	1,524,788

Net asset value per share
Class 1	$ 10.39
Class 2	$ 10.37

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2004  (unaudited)

Investment income
Interest	$ 1,760,606

Expenses
Advisory fee	143,908
Distribution Plan expenses	14,427
Administrative services fee	30,141
Transfer agent fees	364
Trustees' fees and expenses	386
Printing and postage expenses	12,411
Custodian and accounting fees	28,814
Professional fees	8,259
Other	2,230

Total expenses	240,940
Less: Expense reductions	(161)

Net expenses	240,779

Net investment income	1,519,827

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	1,314,810
Foreign currency related transactions	(507,676)

Net realized gains on securities and foreign currency related transactions	807,134
Net change in unrealized gains or losses on securities and foreign currency related transactions	(2,981,369)

Net realized and unrealized gains or losses on securities and foreign currency related transactions	(2,174,235)

Net decrease in net assets resulting from operations	$ (654,408)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2004		Year Ended
	(unaudited)		December 31, 2003

Operations
Net investment income		$ 1,519,827		$ 2,823,281
Net realized gains on securities and foreign currency related transactions		807,134		3,161,015
Net change in unrealized gains or losses on securities and foreign currency related transactions		(2,981,369)		1,313,563

Net increase (decrease) in net assets resulting from operations		(654,408)		7,297,859

Distributions to shareholders from
Net investment income
Class 1		0		(4,485,565)
Class 2		0		(579,971)

Total distributions to shareholders		0		(5,065,536)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	347,363	3,649,932	1,206,603	12,794,555
Class 2	870,888	9,083,656	687,440	7,397,101

		12,733,588		20,191,656

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	429,271	4,485,565
Class 2	0	0	55,564	579,971

		0		5,065,536

Payment for shares redeemed
Class 1	(613,962)	(6,420,540)	(627,359)	(6,724,633)
Class 2	(60,679)	(628,317)	(62,721)	(666,612)

		(7,048,857)		(7,391,245)

Net increase in net assets resulting from capital share transactions		5,684,731		17,865,947

Total increase in net assets		5,030,323		20,098,270
Net assets
Beginning of period		58,129,840		38,031,570

End of period		$ 63,160,163		$ 58,129,840

Undistributed (overdistributed) net investment income		$ 918,132		$ (601,695)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.36% and declining to 0.11% as average daily net assets increase.

Effective May 10, 2004, Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor for the international bond portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $19 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 31,422,825	$ 36,820,000	$ 28,405,561	$ 24,905,343

At June 30, 2004, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	June 30, 2004	for U.S. $	Loss

08/25/2004	760,000 AUD	$ 525,024	$ 521,056	$ 3,968
08/25/2004	711,900 GBP	1,284,349	1,260,383	23,966

During the six months ended June 30, 2004, the Fund loaned securities to certain brokers and earned $1,229 in income from securities lending which is included in interest income on the Statement of Operations. As of June 30, 2004, the Fund had no securities on loan.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $65,728,536. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,388,995 and $582,480, respectively, with a net unrealized appreciation of $806,515.

As of December 31, 2003, the Fund had $622,010 in capital loss carryovers for federal income tax purposes expiring in 2009.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2003, the Fund incurred and elected to defer post-October currency losses of $802,184.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566889 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/25/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/25/04

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 8/25/04